UNITED STATES SECURITIES AND EXCHANGE COMMISSION Washington, D.C. 20549 FORM N-Q QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-02688

Name of Fund: BlackRock Municipal Bond Fund, Inc.
BlackRock High Yield Municipal Fund
BlackRock Municipal Insured Fund
BlackRock National Municipal Fund
BlackRock Short-Term Municipal Fund

Fund Address: 100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: Donald C. Burke, Chief Executive Officer, BlackRock
Municipal Bond Fund, Inc., 800 Scudders Mill Road, Plainsboro, NJ, 08536. Mailing
address: P.O. Box 9011, Princeton, NJ, 08543-9011

Registrant’s telephone number, including area code: (800) 441-7762

Date of fiscal year end: 06/30/2009

Date of reporting period: 07/01/2008 – 09/30/2008

Item 1 – Schedule of Investments

BlackRock Municipal Bond Fund, Inc. - BlackRock High Yield Municipal Fund

Schedule of Investments September 30, 2008 (Unaudited)		(Percentages shown are based on Net Assets)

		Par
State	Municipal Bonds	(000)	Value

Alabama - 0.5%	Tuscaloosa, Alabama, Special Care Facilities Financing
	Authority, Residential Care Facility Revenue Bonds
	(Capstone Village, Inc. Project), Series A, 5.875%,
	8/01/36	$ 500	$ 353,530

Arizona - 6.3%	Maricopa County, Arizona, IDA, Education Revenue
	Bonds (Arizona Charter Schools
	Project 1), Series A, 6.625%, 7/01/20	250	215,625
	Maricopa County, Arizona, IDA, Education Revenue
	Bonds (Arizona Charter Schools
	Project 1), Series A, 6.75%, 7/01/29	300	251,037
	Maricopa County, Arizona, IDA, M/F Housing Revenue
	Bonds (Sun King Apartments Project), Series A, 6.75%,
	5/01/31	185	164,234
	Phoenix, Arizona, IDA, Airport Facility, Revenue
Refunding Bonds (America West Airlines Inc.
	Project), AMT, 6.30%, 4/01/23	1,000	747,010
	Pima County, Arizona, IDA, Education Revenue
	Bonds (American Charter Schools Foundation),
	Series A, 5.625%, 7/01/38	685	557,597
	Pima County, Arizona, IDA, Education Revenue
	Refunding Bonds (Arizona Charter Schools Project),
	Series O, 5.25%, 7/01/31	285	216,740
	Pima County, Arizona, IDA, Revenue Bonds (Tucson
	Electric Power Company), Series A, 6.375%, 9/01/29	780	689,504
	Queen Creek Improvement District Number 001,
	Arizona, Special Assessment Bonds, 5%, 1/01/32	500	409,605
Salt Verde Financial Corporation, Arizona,
	Senior Gas Revenue Bonds, 5%, 12/01/32	750	538,853
Salt Verde Financial Corporation, Arizona,
	Senior Gas Revenue Bonds, 5%, 12/01/37	1,045	729,807

			4,520,012

California - 3.5%	California Pollution Control Financing Authority, Solid
	Waste Disposal Revenue Bonds (Waste Management
	Inc. Project), AMT, Series C,
	5.125%, 11/01/23	750	604,897
	Lammersville, California, School District, Special Tax
	Bonds (Community Facilities District Number 2002 -
	Mountain House), 5.125%, 9/01/35	500	399,755

Portfolio Abbreviations

To simplify the listings of portfolio holdings in the Schedule of Investments, the names of many of the securities have been abbreviated according to the list below.

AMT	Alternative Minimum Tax (subject to)	IDA	Industrial Development Authority
EDA	Economic Development Authority	IDR	Industrial Development Revenue Bonds
EDR	Economic Development Revenue Bonds	M/F	Multi-Family
HDA	Housing Development Agency	PCR	Pollution Control Revenue Bonds
HFA	Housing Finance Agency	S/F	Single-Family

1

BlackRock Municipal Bond Fund, Inc. - BlackRock High Yield Municipal Fund

Schedule of Investments September 30, 2008 (Unaudited)		(Percentages shown are based on Net Assets)

		Par
State	Municipal Bonds	(000)	Value

	Roseville, California, Special Tax Bonds (Fiddyment
	Ranch Community Facilities Number 1), 5.25%,
	9/01/36	$ 465	$ 347,634
	Southern California Public Power Authority, Natural
	Gas Project Number 1 Revenue Bonds, Series A, 5%,
	11/01/29	480	344,309
	Temecula, California, Public Financing Authority,
	Community Facilities District Number 01-2, Special Tax
	Refunding Bonds, Sub-Series B, 5.10%, 9/01/36	500	389,165
	Temecula Valley, California, Unified School District,
	Community Facilities District Number 2005-1, Special
	Tax Bonds, 5%, 9/01/36	565	444,378

			2,530,138

Colorado - 1.7%	Colorado HFA, Revenue Refunding Bonds (Adventist
	Health System/Sunbelt Obligor Group), Series D,
	5.25%, 11/15/35	1,000	863,080
	Colorado Health Facilities Authority, Revenue
	Refunding Bonds (Christian Living Communities
	Project), Series A, 5.75%, 1/01/37	450	361,588

			1,224,668

Connecticut - 1.7%	Connecticut State Health and Educational Facilities
	Authority Revenue Bonds (University of Hartford),
	Series G, 5.25%, 7/01/36 (a)	1,000	829,090
	Mashantucket Western Pequot Tribe, Connecticut,
	Revenue Refunding Bonds, Sub-Series A,
	5.50%, 9/01/36	500	382,290

			1,211,380

Florida - 8.0%	Capital Region Community Development District,
	Florida, Special Assessment Revenue Bonds, Series
	A, 7%, 5/01/39	215	202,154
	Highland Meadows Community Development District,
	Florida, Special Assessment Bonds,
	Series A, 5.50%, 5/01/36	490	316,202
	Jacksonville, Florida, Economic Development
	Commission, IDR (Gerdau Ameristeel US, Inc.), AMT,
	5.30%, 5/01/37	300	219,138
	Lee County, Florida, IDA, Health Care Facilities,
	Revenue Refunding Bonds (Shell Point/Alliance
	Obligor Group), 5%, 11/15/29	500	381,465
	Lee County, Florida, IDA, Health Care Facilities,
	Revenue Refunding Bonds (Shell Point/Alliance
	Obligor Group), 5%, 11/15/32	600	443,892
Lee County, Florida, IDA, IDR (Lee Charter
	Foundation), Series A, 5.375%, 6/15/37	570	418,517

2

BlackRock Municipal Bond Fund, Inc. - BlackRock High Yield Municipal Fund

Schedule of Investments September 30, 2008 (Unaudited)		(Percentages shown are based on Net Assets)

		Par
State	Municipal Bonds	(000)	Value

	New River Community Development District, Florida,
	Capital Improvement Revenue Bonds, Series B, 5%,
	5/01/13	$ 500	$ 318,680
	Pine Ridge Plantation Community Development
	District, Florida, Capital Improvement and Special
	Assessment Bonds, Series B, 5%, 5/01/11	985	917,114
	Santa Rosa Bay Bridge Authority, Florida, Revenue
	Bonds, 6.25%, 7/01/28	500	405,330
	Sarasota County, Florida, Health Facilities Authority,
	Retirement Facility Revenue Refunding Bonds (Village
	on the Isle Project), 5.50%, 1/01/27	210	173,655
	Sarasota County, Florida, Health Facilities Authority,
	Retirement Facility Revenue Refunding Bonds (Village
	on the Isle Project), 5.50%, 1/01/32	190	150,904
	Sumter Landing Community Development District,
	Florida, Recreational Revenue Bonds,
	Sub-Series B, 5.70%, 10/01/38	835	648,519
	Tolomato Community Development District, Florida,
	Special Assessment Bonds, 6.65%, 5/01/40	700	640,094
	Watergrass Community Development District, Florida,
	Special Assessment Revenue Bonds,
	Series A, 5.375%, 5/01/39	650	464,464

			5,700,128

Georgia - 2.6%	Clayton County, Georgia, Tax Allocation Bonds
	(Ellenwood Project), 7.50%, 7/01/33	690	606,255
	Richmond County, Georgia, Development Authority,
Environmental Improvement Revenue Bonds
	(International Paper Co. Projects), AMT, Series A, 5%,
	8/01/30	1,000	714,140
	Rockdale County, Georgia, Development Authority
Revenue Bonds (Visy Paper Project), AMT,
	Series A, 6.125%, 1/01/34	600	523,098

			1,843,493

Illinois - 1.8%	Chicago, Illinois, O'Hare International Airport,
	Special Facility Revenue Refunding Bonds (American
	Airlines Inc. Project), 5.50%, 12/01/30	1,000	509,820
	Illinois State Finance Authority Revenue Bonds
(Monarch Landing, Inc. Project), Series A,
	7%, 12/01/37	430	388,303
	Illinois State Finance Authority Revenue Bonds
	(Three Crowns Park Plaza), Series A,
	5.875%, 2/15/38	500	406,325

			1,304,448

3

BlackRock Municipal Bond Fund, Inc. - BlackRock High Yield Municipal Fund

Schedule of Investments September 30, 2008 (Unaudited)		(Percentages shown are based on Net Assets)

		Par
State	Municipal Bonds	(000)	Value

Indiana - 2.0%	Indiana Health and Educational Facilities Financing
	Authority, Hospital Revenue Bonds (Community
	Foundation of Northwest Indiana), 5.50%, 3/01/37	$ 700	$ 574,126
	Indiana Health Facilities Financing Authority, Hospital
	Revenue Refunding Bonds (Methodist Hospital, Inc.),
	5.375%, 9/15/22	185	160,567
	Indiana Health Facilities Financing Authority, Hospital
	Revenue Refunding Bonds (Methodist Hospital, Inc.),
	5.50%, 9/15/31	525	424,457
	Vigo County, Indiana, Hospital Authority Revenue
	Bonds (Union Hospital, Inc.), 5.70%, 9/01/37	155	122,515
	Vigo County, Indiana, Hospital Authority Revenue
	Bonds (Union Hospital, Inc.), 5.75%, 9/01/42	190	147,607

			1,429,272

Iowa - 0.6%	Iowa Financing Authority, Health Facilities Revenue
Refunding Bonds (Care Initiatives Project),
	Series A, 5%, 7/01/19	500	438,685

Kansas - 3.1%	Lenexa, Kansas, Health Care Facility, Revenue
	Refunding Bonds, 5.50%, 5/15/39	1,350	1,084,387
	Sedgwick and Shawnee Counties, Kansas, S/F
Mortgage Revenue Bonds (Mortgage-Backed
	Securities Program), AMT, Series B-2,
	5.25%,12/01/38 (b)(c)(d)	885	857,344
	Wyandotte County, Kansas, Kansas City Unified
	Government Revenue Refunding Bonds
	(General Motors Corporation Project), 6%, 6/01/25	450	242,663

			2,184,394

Louisiana - 2.3%	Louisiana Local Government Environmental Facilities
	and Community Development Authority Revenue
	Bonds (Westlake Chemical Corporation), 6.75%,
	11/01/32	1,000	875,020
	Saint John Baptist Parish, Louisiana, Revenue Bonds
	(Marathon Oil Corporation), Series A,
	5.125%, 6/01/37	1,000	769,300

			1,644,320

Maine - 0.9%	Jay, Maine, Solid Waste Disposal, Revenue Refunding
	Bonds (International Paper Company Project), AMT,
	Series A, 4.90%, 11/01/17	750	640,215

Maryland - 4.5%	Baltimore, Maryland, Convention Center Hotel
	Revenue Bonds, Sub-Series B, 5.875%, 9/01/39	540	439,339
	Howard County, Maryland, Retirement Community
	Revenue Refunding Bonds (Columbia Vantage House
	Corporation), Series A, 5.25%, 4/01/33	500	374,690

4

BlackRock Municipal Bond Fund, Inc. - BlackRock High Yield Municipal Fund

Schedule of Investments September 30, 2008 (Unaudited)		(Percentages shown are based on Net Assets)

		Par
State	Municipal Bonds	(000)	Value

	Maryland State Economic Development Corporation,
Student Housing Revenue Bonds (University of
	Maryland College Park Project), 5.75%, 6/01/33	$ 1,000	$ 910,600
	Maryland State Energy Financing Administration,
	Limited Obligation Revenue Bonds (Cogeneration-AES
	Warrior Run), AMT, 7.40%, 9/01/19	1,000	933,100
Maryland State Health and Higher Educational
Facilities Authority Revenue Bonds (King Farm
	Presbyterian Community), Series A, 5.30%, 1/01/37	500	366,380
Maryland State Health and Higher Educational
	Facilities Authority Revenue Bonds (Washington
	Christian Academy), 5.25%, 7/01/18	250	222,507

			3,246,616

Massachusetts - 2.3%	Massachusetts State Development Finance Agency
	Revenue Bonds (Curry College), Series A, 5.25%,
	3/01/26 (e)	390	340,692
	Massachusetts State Development Finance Agency
Revenue Bonds (Linden Ponds, Inc. Facility),
	Series A, 5.75%, 11/15/35	1,000	755,670
Massachusetts State Health and Educational
Facilities Authority, Revenue Refunding Bonds
(Bay Cove Human Services Issue), Series A,
	5.90%, 4/01/28	640	550,778

			1,647,140

Michigan - 0.6%	Advanced Technology Academy, Michigan, Revenue
	Bonds, 6%, 11/01/37	275	242,234
	Garden City, Michigan, Hospital Finance Authority,
	Hospital Revenue Refunding Bonds (Garden City
	Hospital Obligation), Series A, 5%, 8/15/38	310	201,416

			443,650

Missouri - 0.8%	Kansas City, Missouri, Tax Increment Financing
	Commission, Tax Allocation Revenue Bonds (Kansas
	City MainCor Project), Series A, 5.25%, 3/01/18	600	551,316

Nevada - 1.4%	Clark County, Nevada, IDR (Nevada Power Company
	Project), AMT, Series A, 5.60%, 10/01/30	415	313,005
	Clark County, Nevada, IDR (Southwest Gas Corp.
	Project), AMT, Series A, 4.75%, 9/01/36 (f)	1,000	690,690

			1,003,695

New Hampshire - 2.2%	New Hampshire Health and Education Facilities
	Authority, Revenue Refunding Bonds (Havenwood-
Heritage Heights Retirement Community),
	Series A, 5.40%, 1/01/30	950	726,969

5

BlackRock Municipal Bond Fund, Inc. - BlackRock High Yield Municipal Fund

Schedule of Investments September 30, 2008 (Unaudited)		(Percentages shown are based on Net Assets)

		Par
State	Municipal Bonds	(000)	Value

	New Hampshire Health and Education Facilities
	Authority, Revenue Refunding Bonds (Southern New
	Hampshire University), 5%, 1/01/27 (e)	$ 1,015	$ 811,939

			1,538,908

New Jersey - 6.4%	Burlington County, New Jersey, Bridge Commission,
	EDR, Refunding (The Evergreens Project), 5.625%,
	1/01/38	750	604,642
	New Jersey EDA, Cigarette Tax Revenue Bonds,
	5.50%, 6/15/24	1,140	992,199
	New Jersey EDA, Retirement Community Revenue
	Refunding Bonds (Seabrook Village, Inc.), 5.25%,
	11/15/36	1,000	742,350
	New Jersey EDA, Special Facility Revenue Bonds
	(Continental Airlines Inc. Project), AMT, 6.625%,
	9/15/12	490	455,916
	New Jersey Health Care Facilities Financing Authority
	Revenue Bonds (Pascack Valley Hospital Association),
	6.625%, 7/01/36 (g)	650	21,645
	New Jersey Health Care Facilities Financing Authority,
Revenue Refunding Bonds (Saint Joseph's
	Healthcare System), 6.625%, 7/01/38	725	653,160
New Jersey Health Care Facilities Financing
Authority, Revenue Refunding Bonds (South
	Jersey Hospital System), 5%, 7/01/46	1,000	832,410
	Tobacco Settlement Financing Corporation of New
	Jersey, Asset-Backed Revenue Refunding Bonds,
	Series 1A, 5%, 6/01/41	385	242,627

			4,544,949

New York - 2.8%	Genesee County, New York, IDA, Civic Facility Revenue
	Refunding Bonds (United Memorial Medical Center
	Project), 5%, 12/01/32	500	362,710
	New York City, New York, City IDA, Special Facility
	Revenue Bonds (JetBlue Airways Corporation Project),
	AMT, 5.125%, 5/15/30	750	441,787
	New York Liberty Development Corporation Revenue
	Bonds (National Sports Museum Project), Series A,
	6.125%, 2/15/19 (g)	1,000	348,630
	New York State Dormitory Authority, Non-State
Supported Debt, Revenue Refunding Bonds
	(New York University Hospital Center), Series A, 5%,
	7/01/26	1,000	837,700

			1,990,827

6

BlackRock Municipal Bond Fund, Inc. - BlackRock High Yield Municipal Fund

Schedule of Investments September 30, 2008 (Unaudited)		(Percentages shown are based on Net Assets)

		Par
State	Municipal Bonds	(000)	Value

North Carolina - 3.0%	North Carolina Medical Care Commission, Health
	Care Facilities, First Mortgage Revenue Refunding
	Bonds (Deerfield Episcopal Project), Series A,
	6%, 11/01/33	$ 800	$ 717,240
	North Carolina Medical Care Commission, Health Care
	Facilities, First Mortgage Revenue Refunding Bonds
	(Deerfield Episcopal Project), Series A, 6.125%,
	11/01/38	635	574,002
	North Carolina Medical Care Commission, Retirement
	Facilities Revenue Refunding Bonds (Carolina Village
	Project), 6%, 4/01/38	1,000	858,320

			2,149,562

North Dakota - 1.2%	Ward County, North Dakota, Health Care Facility
	Revenue Refunding Bonds (Trinity Health Obligated
	Group), 5.125%, 7/01/29	1,000	845,450

Ohio - 1.9%	Buckeye Tobacco Settlement Financing Authority,
	Ohio, Tobacco Settlement Asset-Backed Bonds, Series
	A-2, 6.50%, 6/01/47	760	616,732
	Richland County, Ohio, Hospital Facilities Revenue
	Refunding Bonds (MedCentral Health System), 5.25%,
	11/15/36	875	731,561

			1,348,293

Pennsylvania - 3.8%	Allegheny County, Pennsylvania, Hospital
	Development Authority, Revenue Refunding Bonds
	(West Penn Allegheny Health System), Series A,
	5.375%, 11/15/40	735	507,562
	Harrisburg, Pennsylvania, Authority, University
	Revenue Bonds (Harrisburg University of Science),
	Series B, 6%, 9/01/36	500	429,255
	New Morgan, Pennsylvania, IDA, Solid Waste Disposal
	Revenue Bonds (New Morgan Landfill Company, Inc.
	Project), AMT, 6.50%, 4/01/19	515	483,487
	Pennsylvania Economic Development Financing
	Authority, Exempt Facilities Revenue Bonds (Reliant
	Energy), AMT, Series B, 6.75%, 12/01/36	1,000	875,740
	Susquehanna Area Regional Airport Authority,
	Pennsylvania, Airport System Revenue Bonds, AMT,
	Series A, 6.50%, 1/01/38	500	448,280

			2,744,324

Rhode Island - 1.1%	Rhode Island Housing and Mortgage Finance
	Corporation, Homeownership Opportunity Revenue
	Bonds, AMT, Series 53-B, 5%, 10/01/46	1,000	775,880

7

BlackRock Municipal Bond Fund, Inc. - BlackRock High Yield Municipal Fund

Schedule of Investments September 30, 2008 (Unaudited)		(Percentages shown are based on Net Assets)

		Par
State	Municipal Bonds	(000)	Value

South Carolina - 2.0%	Connector 2000 Association, Inc., South Carolina, Toll
	Road and Capital Appreciation Revenue Bonds, Senior-
	Series B, 7.97%, 1/01/15 (h)	$ 1,000	$ 517,430
	Myrtle Beach, South Carolina, Tax Increment Revenue
	Bonds (Myrtle Beach Air Force Base),
	Series A, 5.25%, 11/01/26	500	389,025
	South Carolina Jobs, EDA, Health Care Facilities, First
	Mortgage Revenue Refunding Bonds (Lutheran Homes),
	5.50%, 5/01/28	600	480,918

			1,387,373

Tennessee - 1.3%	Tennessee Energy Acquisition Corporation,
	Gas Revenue Bonds, Series A, 5.25%, 9/01/26	1,250	957,900

Texas - 7.9%	Brazos River Authority, Texas, PCR, Refunding (TXU
	Energy Company LLC Project), AMT,
	Series A, 8.25%, 10/01/30	750	727,132
	Dallas-Fort Worth, Texas, International Airport
Facility Improvement Corporation, Revenue
Refunding Bonds (American Airlines, Inc.),
	AMT, 5.50%, 11/01/30	1,000	467,710
	Danbury, Texas, Higher Education Authority Revenue
	Bonds (A.W. Brown-Fellowship Charter School), Series
	A, 5%, 8/15/26 (e)	355	283,503
	HFDC of Central Texas, Inc., Retirement Facilities
	Revenue Bonds, Series A, 5.75%, 11/01/36	655	501,671
	Houston, Texas, Airport System, Special Facilities
Revenue Bonds (Continental Airlines), AMT,
	Series E, 7.375%, 7/01/22	500	446,625
	Mission, Texas, Economic Development Corporation,
	Solid Waste Disposal Revenue Bonds (Allied Waste N.A.
	Inc Project), Series A, 5.20%, 4/01/18	1,000	873,430
	North Texas Tollway Authority, System Revenue
	Refunding Bonds, Second Tier, Series F, 6.125%,
	1/01/31	1,150	1,103,402
	Texas State Public Financing Authority, Charter
	School Financing Corporation, Revenue Refunding
	Bonds (KIPP, Inc.), Series A, 5%, 2/15/28 (e)	680	528,482
	Texas State Public Financing Authority, Charter
	School Financing Corporation, Revenue Refunding
	Bonds (KIPP, Inc.), Series A, 5%, 2/15/36 (e)	1,000	734,680

			5,666,635

Virginia - 5.4%	Albemarle County, Virginia, IDA, Residential Care
	Facilities, Mortgage Revenue Refunding Bonds
	(Westminster-Canterbury), 5%, 1/01/31	1,150	948,428

8

BlackRock Municipal Bond Fund, Inc. - BlackRock High Yield Municipal Fund

Schedule of Investments September 30, 2008 (Unaudited)		(Percentages shown are based on Net Assets)

		Par
State	Municipal Bonds	(000)	Value

	Fairfax County, Virginia, EDA, Residential Care
	Facilities, Mortgage Revenue Refunding Bonds
	(Goodwin House, Inc.), 5.125%, 10/01/42	$ 300	$ 237,642
	Fairfax County, Virginia, EDA, Retirement Revenue
	Refunding Bonds (Greenspring Village Inc.), Series A,
	4.875%, 10/01/36	500	378,705
	Henrico County, Virginia, EDA, Residential Care
Facility, Mortgage Revenue Refunding Bonds
	(Westminster-Canterbury Of Winchester, Inc.),
	5%, 10/01/27	450	379,111
	Lexington, Virginia, IDA, Residential Care Facility,
	Mortgage Revenue Refunding Bonds (Kendal at
	Lexington), Series A, 5.375%, 1/01/28	210	167,698
	Tobacco Settlement Financing Corporation of Virginia,
	Revenue Refunding Bonds, Senior
	Series B-1, 5%, 6/01/47	230	146,216
	Virginia State, HDA, Commonwealth Mortgage
Revenue Bonds, Series H, Sub-Series H-1,
	5.35%, 7/01/31 (i)	1,000	965,480
	Watkins Centre Community Development Authority,
	Virginia, Revenue Bonds, 5.40%, 3/01/20	750	653,993

			3,877,273

Washington - 0.6%	Washington State Housing Financing Commission,
	Nonprofit Revenue Bonds (Skyline at First Hill
	Project), Series A, 5.625%, 1/01/38	550	437,300

West Virginia - 1.2%	Pleasants County, West Virginia, PCR, Refunding
(Allegheny Energy Supply Company, LLC),
	Series F, 5.25%, 10/15/37	1,000	852,600

Wisconsin - 0.6%	Wisconsin State Health and Educational Facilities
	Authority, Revenue Refunding Bonds (Franciscan
	Sisters Healthcare), 5%, 9/01/26	500	413,415

Wyoming - 1.1%	Wyoming Municipal Power Agency, Power Supply
	Revenue Bonds, Series A, 5.375%, 1/01/42	900	794,727

	Total Municipal Bonds - 87.1%		62,242,516

	Municipal Bonds Transferred to
	Tender Option Bond Trusts (j)

Virginia - 3.2%	Virginia State, HDA, Commonwealth Mortgage
Revenue Bonds, Series H, Sub-Series H-1,
	5.375%, 7/01/36 (i)	2,410	2,317,456

	Total Municipal Bonds Transferred to
	Tender Option Bond Trusts - 3.2%		2,317,456

	Total Long-Term Investments
	(Cost - $79,651,114) - 90.3%		64,559,972

9

BlackRock Municipal Bond Fund, Inc. - BlackRock High Yield Municipal Fund

Schedule of Investments September 30, 2008 (Unaudited)	(Percentages shown are based on Net Assets)

Short-Term Securities	Shares	Value

Merrill Lynch Institutional Tax-Exempt Fund,
5.29% (k)(l)	7,300,000	$ 7,300,000

Total Short-Term Securities
(Cost - $7,300,000) - 10.2%		7,300,000

Total Investments (Cost - $86,951,114*) - 100.5%		71,859,972
Other Assets Less Liabilities - 1.2%		848,162
Liability for Trust Certificates, Including Interest
Expense Payable - (1.7)%		(1,212,944)

Net Assets - 100.0%	$ 71,495,190

*	The cost and unrealized appreciation (depreciation) of investments as of September 30, 2008, as computed for federal income tax purposes, were as follows:
Aggregate cost	$ 85,746,500

Gross unrealized appreciation	-
Gross unrealized depreciation	$ (15,091,528)

Net unrealized depreciation	$ (15,091,528)

(a)	Radian Insured.

(b)	GNMA Collateralized.

(c)	FHLMC Collateralized.

(d)	FNMA Collateralized.

(e)	ACA Insured.

(f)	FGIC Insured.

(g)	Non-income producing security; issuer filed for bankruptcy or is in default of interest payments.

(h)	Represents a zero coupon bond. Rate shown reflects the effective yield at the time of purchase.

(i)	MBIA Insured.

(j)	Securities represent bonds transferred to a tender option bond trust in exchange for which the Fund acquired residual interest certificates. These securities serve as collateral in a financing transaction.

(k)	Represents the current yield as of report date.

(l)	Investments in companies considered to be an affiliate of the Fund, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, were as follows:

Affiliate	Net Activity	Income

Merrill Lynch Institutional
Tax-Exempt Fund	1,489,290	$15,725

10

BlackRock Municipal Bond Fund, Inc. - BlackRock High Yield Municipal Fund

Schedule of Investments September 30, 2008 (Unaudited)

Effective July 1, 2008, the Fund adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157, "Fair Value Measurements" ("FAS 157"). FAS 157 clarifies the definition of fair value, establishes a framework for measuring fair values and requires additional disclosures about the use of fair value measurements. Various inputs are used in determining the fair value of investments, which are as follows:

Level 1 - price quotations in active markets/exchanges for identical securities

Level 2 - other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, and default rates) or other market-corroborated inputs)

Level 3 - unobservable inputs based on the best information available in the circumstance, to the extent observable inputs are not available (including the Fund's own assumption used in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For information about the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent financial statements as contained in its annual report.

The following table summarizes the inputs used as of September 30, 2008 in determining the fair valuation of the Fund's investments:

Valuation	Investments in
Inputs	Securities

Level 1	$ 7,300,000
Level 2	64,559,972
Level 3	-

Total	$ 71,859,972

11

BlackRock Municipal Bond Fund, Inc. - BlackRock Municipal Insured Fund

Schedule of Investments September 30, 2008 (Unaudited)		(Percentages shown are based on Net Assets)

		Par
State	Municipal Bonds	(000)	Value

Alabama - 3.3%	Lauderdale County and Florence, Alabama, Health Care
	Authority Revenue Refunding Bonds (Coffee Health Group),
	Series A, 6%, 7/01/29 (a)	$ 10,000	$ 10,165,800
	University of Alabama, General Revenue Bonds, Series A,
	5%, 7/01/34 (a)	7,840	7,252,078
	University of Alabama, University Revenue Bonds
	(Birmingham), 6%, 10/01/09 (b)(c)	7,000	7,240,450

			24,658,328

California - 15.7%	Antelope Valley, California, Community College District, GO
	(Election of 2004), Series B, 5.25%, 8/01/39 (a)	1,050	990,811
	Arcadia, California, Unified School District, GO (Election of
	2006), CABS, Series A, 4.96%, 8/01/39 (d)(e)	2,800	413,140
	Cabrillo, California, Community College District, GO
	(Election of 2004), Series B, 5.20%, 8/01/37 (a)(e)	4,100	639,026
	California State Department of Veteran Affairs, Home
	Purchase Revenue Refunding Bonds, Series A,
	5.35%, 12/01/27 (f)	2,075	2,020,510
	Coast Community College District, California, GO, Refunding
	(Election of 2002), Series C, 5.19%, 8/01/13 (d)(g)	6,475	4,461,081
	Coast Community College District, California, GO, Refunding
	(Election of 2002), Series C, 5.392%, 8/01/36 (d)(f)	5,800	1,062,850
	Corona-Norco, California, Unified School District, GO
	(Election of 2006), Series A, 5%, 8/01/31 (d)	2,000	1,873,160
	Fresno, California, Unified School District, GO (Election of
	2001), Series D, 5%, 8/01/27 (a)	5,170	4,868,744
	Fresno, California, Unified School District, GO (Election of
	2001), Series E, 5%, 8/01/30 (d)	1,500	1,412,490
	Hesperia, California, Public Financing Authority Revenue
	Bonds (Redevelopment and Housing Projects), Series A,
	5.50%, 9/01/27 (h)	10,000	9,112,000
	Los Angeles, California, Municipal Improvement Corporation,
	Lease Revenue Bonds, Series B1, 4.75%, 8/01/37 (c)	12,300	10,394,730
	Modesto, California, Schools Infrastructure Financing
	Agency, Special Tax Bonds, 5.50%, 9/01/36 (f)	8,965	8,136,365
	Mount Diablo, California, Unified School District, GO
	(Election of 2002), 5%, 7/01/27 (c)	12,040	11,141,094
	Orange County, California, Sanitation District, COP,
	Series B, 5%, 2/01/31 (d)	1,380	1,275,092
	Palm Springs, California, Financing Authority, Lease
	Revenue Refunding Bonds (Convention Center Project),
	Series A, 5.50%, 11/01/35 (a)	6,440	6,271,658

Portfolio Abbreviations

To simplify the listings of portfolio holdings in the Schedule of Investments, the names of many of the securities have been abbreviated according to the list below.

AMT	Alternative Minimum Tax (subject to)	HFA	Housing Finance Agency
CABS	Capital Appreciation Bonds	IDR	Industrial Development Revenue Bonds
COP	Certificates of Participation	RIB	Residual Interest Bonds
DRIVERS	Derivative Inverse Tax-Exempt Receipts	S/F	Single-Family
EDA	Economic Development Authority	SIFMA	Securities Industry and Financial Markets
GO	General Obligation Bonds		Association

BlackRock Municipal Bond Fund, Inc. - BlackRock Municipal Insured Fund

Schedule of Investments September 30, 2008 (Unaudited)		(Percentages shown are based on Net Assets)

		Par
State	Municipal Bonds	(000)	Value

	Ramona, California, Unified School District, Convertible Capital
	Appreciation Refunding Bonds, COP, 5.106%,
	5/01/32 (c)(g)	$ 10,500	$ 7,831,530
	Rialto, California, Unified School District, GO, Series A,
	6.24%, 6/01/25 (c)(e)	11,685	4,209,171
	Roseville, California, Joint Union High School District, GO
	(Election of 2004), Series A, 5%, 8/01/29 (c)	5,000	4,656,650
	Sacramento, California, Unified School District, GO
	(Election of 1999), Series B, 5%, 7/01/26 (c)	5,075	4,833,481
	San Diego, California, Community College District, GO
	(Election of 2002), 5%, 5/01/30 (d)	2,685	2,545,675
	San Diego County, California, Water Authority, Water
	Revenue Refunding Bonds, COP, Series A, 5%, 5/01/33 (d)	4,500	4,204,215
	San Jose, California, Airport Revenue Refunding Bonds,
	AMT, Series A, 5.50%, 3/01/32 (f)	6,500	5,830,825
	San Jose, California, GO (Libraries, Parks and Public Safety
	Projects), 5%, 9/01/30 (a)	3,700	3,483,809
	San Jose, California, Unified School District, Santa Clara
	County, GO (Election of 2002), Series B, 5%, 8/01/29 (c)	3,650	3,399,355
	Tahoe Truckee, California, Unified School District, GO
	(School Facilities Improvement District Number 2), Series A,
	5.25%, 8/01/29 (a)	2,755	2,637,058
	Washington, California, Unified School District, COP (New
	High School Project), 5.125%, 8/01/37 (f)	10,000	8,880,800

			116,585,320

Colorado - 2.8%	Aurora, Colorado, COP, 6%, 12/01/10 (b)(f)	19,250	20,589,992

Florida - 4.8%	Duval County, Florida, School Board, COP (Master Lease
	Program), 5%, 7/01/33 (d)	3,800	3,370,942
	Hillsborough County, Florida, Aviation Authority Revenue
	Bonds, AMT, Series A, 5.375%, 10/01/33 (i)	5,000	4,362,150
	Miami-Dade County, Florida, Aviation Revenue Refunding Bonds
	(Miami International Airport), AMT, Series A,
	5.50%, 10/01/26 (i)	7,000	6,263,530
	Miami-Dade County, Florida, Aviation Revenue Refunding Bonds
	(Miami International Airport), AMT, Series A,
	5.50%, 10/01/27 (i)	5,495	4,900,276
	Miami-Dade County, Florida, Aviation Revenue Refunding
	Bonds (Miami International Airport), AMT, Series A,
	5%, 10/01/39 (a)	15,000	12,043,350
	Miami-Dade County, Florida, School Board, COP, Refunding,
	Series B, 5.25%, 5/01/31 (i)	2,500	2,370,100
	Miami, Florida, Special Obligation Revenue Bonds (Street
	and Sidewalk Improvement Program), 5%, 1/01/37 (a)	1,350	1,205,834
	West Coast Regional Water Supply Authority, Florida, Capital
	Improvement Revenue Bonds, 10.40%, 10/01/10 (b)(f)	850	914,260

			35,430,442

Georgia - 4.9%	Atlanta, Georgia, Water and Wastewater Revenue Bonds,
	5%, 11/01/34 (d)	4,000	3,672,680
	Georgia Municipal Electric Authority, Power Revenue
	Refunding Bonds, Series EE, 7%, 1/01/25 (f)	20,000	23,146,800

BlackRock Municipal Bond Fund, Inc. - BlackRock Municipal Insured Fund

Schedule of Investments September 30, 2008 (Unaudited)		(Percentages shown are based on Net Assets)

		Par
State	Municipal Bonds	(000)	Value

	Georgia Municipal Electric Authority, Power Revenue
	Refunding Bonds, Series Y, 6.40%, 1/01/11 (b)(f)	$ 90	$ 96,837
	Georgia Municipal Electric Authority, Power Revenue
	Refunding Bonds, Series Y, 6.40%, 1/01/13 (f)	8,420	9,082,738
	Georgia Municipal Electric Authority, Power Revenue
	Refunding Bonds, Series Y, 6.40%, 1/01/13 (f)(j)	490	531,023

			36,530,078

Illinois - 2.9%	Chicago, Illinois, O'Hare International Airport, General
	Airport Revenue Bonds, Third Lien, AMT, Series B-2,
	6%, 1/01/27 (a)	17,690	17,005,928
	Chicago, Illinois, Water Revenue Refunding Bonds, Second
	Lien, 5.25%, 11/01/33 (d)	5,000	4,791,400

			21,797,328

Kansas - 0.7%	Manhattan, Kansas, Hospital Revenue Bonds (Mercy Health
	Center), 5.50%, 8/15/20 (d)	5,145	5,210,033

Louisiana - 0.3%	Rapides Financing Authority, Louisiana, Revenue Bonds
	(Cleco Power LLC Project), AMT, 4.70%, 11/01/36 (f)	2,800	2,126,796

Maryland - 2.5%	Baltimore, Maryland, Convention Center Hotel Revenue
	Bonds, Senior Series A, 5.25%, 9/01/39 (h)(k)	14,390	13,673,234
	Maryland State Health and Higher Educational Facilities
	Authority Revenue Bonds (University of Maryland Medical
	System), Series B, 7%, 7/01/22 (c)	4,400	5,046,580

			18,719,814

Massachusetts - 2.5%	Massachusetts State, HFA, Rental Housing Mortgage Revenue
	Bonds, AMT, Series C, 5.60%, 1/01/45 (d)	4,000	3,873,160
	Massachusetts State, HFA, S/F Housing Revenue Bonds,
	AMT, Series 128, 4.80%, 12/01/27 (d)	2,845	2,333,042
	Massachusetts State, HFA, S/F Housing Revenue Bonds,
	AMT, Series 128, 4.875%, 12/01/38 (d)	6,975	5,453,404
	Massachusetts State School Building Authority, Dedicated
	Sales Tax Revenue Bonds, Series A, 5%, 8/15/30 (d)	7,000	6,574,330

			18,233,936

Michigan - 2.7%	Detroit, Michigan, Sewage Disposal System, Second Lien
	Revenue Bonds, Series B, 5%, 7/01/36 (a)(c)	5,000	4,476,250
	Detroit, Michigan, Sewage Disposal System, Second Lien
	Revenue Refunding Bonds, Series E, 5.75%, 7/01/31 (c)(k)	4,000	4,059,240
	Detroit, Michigan, Water Supply System Revenue Bonds,
	Senior Lien, Series A, 5%, 7/01/30 (c)	1,500	1,342,395
	Michigan State Strategic Fund, Limited Obligation Revenue
	Refunding Bonds (Detroit Edison Company Pollution Control
	Project), AMT, Series A, 5.50%, 6/01/30 (h)	11,845	9,831,232

			19,709,117

Minnesota - 2.0%	Delano, Minnesota, Independent School District Number
	879, GO, Series A, 5.875%, 2/01/25 (d)	5,860	6,206,736
	Sauk Rapids, Minnesota, Independent School District
	Number 047, GO, Series A, 5.65%, 2/01/20 (a)	3,735	3,937,250
	Sauk Rapids, Minnesota, Independent School District
	Number 047, GO, Series A, 5.70%, 2/01/21 (a)	4,440	4,685,354

			14,829,340

BlackRock Municipal Bond Fund, Inc. - BlackRock Municipal Insured Fund

Schedule of Investments September 30, 2008 (Unaudited)		(Percentages shown are based on Net Assets)

		Par
State	Municipal Bonds	(000)	Value

Mississippi - 1.7%	Harrison County, Mississippi, Wastewater Management
	District, Revenue Refunding Bonds (Wastewater Treatment
	Facilities), Series A, 8.50%, 2/01/13 (c)(j)	$ 1,320	$ 1,585,346
	Mississippi Hospital Equipment and Facilities Authority
	Revenue Bonds (Forrest County General Hospital Project),
	6%, 1/01/11 (b)(d)	10,000	10,723,600

			12,308,946

Nevada - 0.3%	Clark County, Nevada, IDR (Southwest Gas Corp. Project),
	AMT, Series A, 4.75%, 9/01/36 (c)	1,265	873,723
	Clark County, Nevada, IDR (Southwest Gas Corp. Project),
	AMT, Series D, 5.25%, 3/01/38 (c)	2,200	1,650,660

			2,524,383

New Jersey - 8.0%	Cape May County, New Jersey, Industrial Pollution Control
	Financing Authority, Revenue Refunding Bonds (Atlantic City
	Electric Company Project), Series A, 6.80%, 3/01/21 (a)	6,810	7,540,985
	Garden State Preservation Trust of New Jersey, Open Space
	and Farmland Preservation Revenue Bonds, Series A,
	5.80%, 11/01/21 (d)	3,125	3,298,188
	Garden State Preservation Trust of New Jersey, Open Space
	and Farmland Preservation Revenue Bonds, Series A,
	5.80%, 11/01/22 (d)	8,310	8,687,025
	Garden State Preservation Trust of New Jersey, Open Space
	and Farmland Preservation Revenue Bonds, Series A,
	5.80%, 11/01/23 (d)	4,340	4,515,944
	New Jersey EDA, Motor Vehicle Surcharge Revenue Bonds,
	Series A, 5.25%, 7/01/33 (a)	28,000	27,427,680
	New Jersey State Transportation Trust Fund Authority,
	Transportation System Revenue Bonds, Series D,
	5%, 6/15/19 (d)	8,000	8,088,880

			59,558,702

New Mexico - 0.7%	New Mexico Finance Authority, Senior Lien State
	Transportation Revenue Bonds, Series A, 5.125%, 6/15/18 (a)	5,000	5,113,250

New York - 6.3%	New York City, New York, GO, Series C,
	5.625%, 3/15/18 (h)	5	5,182
	New York City, New York, Sales Tax Asset Receivable
	Corporation Revenue Bonds, DRIVERS, Series 1133Z,
	1.922%, 10/15/12 (f)(l)	2	2,429
	New York City, New York, Sales Tax Asset Receivable
	Corporation Revenue Bonds, RIB, Series 2577,
	7.808%, 4/15/13 (a)(l)	3	2,562
	New York City, New York, Sales Tax Asset Receivable
	Corporation Revenue Bonds, Series A, 5%, 10/15/32 (f)	15,650	14,852,633
	New York State Urban Development Corporation, Personal
	Income Tax Revenue Bonds (State Facilities), Series A-1,
	5.25%, 3/15/34 (c)	10,000	9,706,000
	Niagara Falls, New York, GO, Public Improvement,
	6.90%, 3/01/24 (a)	5	5,003

4

BlackRock Municipal Bond Fund, Inc. - BlackRock Municipal Insured Fund

Schedule of Investments September 30, 2008 (Unaudited)		(Percentages shown are based on Net Assets)

		Par
State	Municipal Bonds	(000)	Value

	Tobacco Settlement Financing Corporation of New York
	Revenue Bonds, Series A-1, 5.25%, 6/01/22 (f)	$ 22,500	$ 22,132,350

			46,706,159

North Carolina - 0.4%	North Carolina HFA, Home Ownership Revenue Bonds, AMT,
	Series 14-A, 5.35%, 1/01/22 (f)	2,880	2,679,869

North Dakota - 0.3%	North Dakota State, HFA, Revenue Bonds (Housing Finance
	Program), Series C, 5.30%, 7/01/22 (f)	2,355	2,338,821

Oklahoma - 0.9%	Oklahoma State Industries Authority, Health System
	Revenue Refunding Bonds (Integris Obligated Group),
	Series A, 6.25%, 8/15/09 (a)(b)	6,385	6,658,661

Oregon - 1.8%	Oregon State Department of Administrative Services, COP,
	Series A, 6.25%, 5/01/10 (b)(f)	8,700	9,251,667
	Port of Portland, Oregon, Airport Revenue Refunding Bonds
	(Portland International Airport), AMT, Series 7-B,
	7.10%, 1/01/12 (a)(b)	3,865	4,300,044

			13,551,711

Pennsylvania - 1.4%	Philadelphia, Pennsylvania, Gas Works Revenue Bonds, 12th
	Series B, 7%, 5/15/20 (a)(j)	5,260	6,061,466
	Philadelphia, Pennsylvania, Redevelopment Authority
	Revenue Bonds (Neighborhood Transformation), Series A,
	5.50%, 4/15/20 (c)	4,420	4,414,652

			10,476,118

Rhode Island - 1.0%	Rhode Island State Economic Development Corporation,
	Airport Revenue Bonds, Series B, 6%, 7/01/10 (b)(c)	6,815	7,279,170

Texas - 9.3%	Dallas-Fort Worth, Texas, International Airport Revenue
	Bonds, AMT, Series A, 6%, 11/01/28 (c)	25,950	24,039,302
	Dallas-Fort Worth, Texas, International Airport Revenue
	Bonds, AMT, Series A, 5.50%, 11/01/33 (a)	5,000	4,351,750
	Houston, Texas, Water Conveyance System Contract, COP,
	Series J, 6.25%, 12/15/13 (f)	3,500	3,845,135
	Lewisville, Texas, Independent School District, Capital
	Appreciation and School Building, GO, Refunding,
	4.67%, 8/15/24 (e)	8,110	3,025,354
	Mansfield, Texas, Independent School District,
	GO, 5%, 2/15/33	3,000	2,773,260
	North Texas Tollway Authority, System Revenue Refunding
	Bonds, CABS, First Tier, Series I, 5.62%, 1/01/15 (i)(g)	10,000	6,317,300
	North Texas Tollway Authority, System Revenue Refunding
	Bonds, First Tier, 5.75%, 1/01/40 (a)	7,700	7,546,000
	North Texas Tollway Authority, System Revenue Refunding
	Bonds, First Tier, Series A, 6%, 1/01/25	1,000	986,630
	North Texas Tollway Authority, System Revenue Refunding
	Bonds, First Tier, Series A, 5.625%, 1/01/33 (f)	2,140	2,059,044
	North Texas Tollway Authority, System Revenue Refunding
	Bonds, First Tier, Series B, 5.75%, 1/01/40 (a)	9,870	9,672,600

5

BlackRock Municipal Bond Fund, Inc. - BlackRock Municipal Insured Fund

Schedule of Investments September 30, 2008 (Unaudited)		(Percentages shown are based on Net Assets)

		Par
State	Municipal Bonds	(000)	Value

	Texas State Department of Housing and Community Affairs, S/F
	Mortgage Revenue Bonds, AMT, Series A,
	5.45%, 9/01/23 (a)(m)(n)	$ 2,060	$ 1,892,666
	Texas State Department of Housing and Community Affairs,
	S/F Mortgage Revenue Bonds, AMT, Series A,
	5.50%, 3/01/26 (a)(m)(n)	2,645	2,399,597

			68,908,638

Utah - 1.7%	Utah Transit Authority, Sales Tax Revenue Bonds, Series A,
	5%, 6/15/36 (d)	4,000	3,738,440
	Utah Transit Authority, Sales Tax Revenue Refunding Bonds,
	Sub-Series A, 5.30%, 6/15/36 (a)	11,930	2,071,167
	Utah Water Finance Agency Revenue Bonds (Pooled Loan
	Financing Program), Series A, 5.75%, 10/01/15 (f)	2,515	2,610,042
	Utah Water Finance Agency Revenue Bonds (Pooled Loan
	Financing Program), Series A, 6%, 10/01/20 (f)	3,770	3,923,326

			12,342,975

Vermont - 0.2%	Vermont HFA, Revenue Refunding Bonds, AMT, Series C,
	5.50%, 11/01/38 (d)	1,300	1,138,345

Washington - 0.8%	Chelan County, Washington, Public Utility District Number
	001, Consolidated Revenue Bonds (Chelan Hydro System),
	AMT, Series A, 5.45%, 7/01/37 (f)	6,925	5,981,815

Wisconsin - 1.4%	Superior, Wisconsin, Limited Obligation Revenue Refunding
	Bonds (Midwest Energy Resources), Series E,
	6.90%, 8/01/21 (c)	9,000	10,207,980

	Total Municipal Bonds - 81.3%		602,196,067

	Municipal Bonds Transferred to
	Tender Option Bond Trusts (o)

California - 3.5%	Sequoia, California, Unified High School District, GO,
	Refunding, Series B, 5.50%, 7/01/35 (d)	10,055	10,123,340
	Tustin, California, Unified School District, Senior Lien Special
	Tax Bonds (Community Facilities District Number
	97-1), Series A, 5%, 9/01/32 (d)	7,980	7,342,957
	Tustin, California, Unified School District, Senior Lien Special
	Tax Bonds (Community Facilities District Number
	97-1), Series A, 5%, 9/01/38 (d)	9,330	8,446,449

			25,912,746

District of Columbia - 1.1%	Metropolitan Washington Airports Authority, D.C., Airport
	Authority Revenue Bonds, AMT, Series B, 5%,
	10/01/36 (c)(d)	10,000	8,033,700

Florida - 3.6%	Broward County Florida School Board Certificates Partnership,
	COP, Series A, 5.25%, 7/01/33 (d)	10,000	9,195,100
	Miami-Dade County, Florida, Aviation Revenue Refunding Bonds
	(Miami International Airport), AMT, Series A,
	5%, 10/01/40 (h)(i)	9,980	8,099,070
	Tallahassee, Florida, Energy System Revenue Bonds,
	5%, 10/01/37 (a)	10,000	9,104,600

			26,398,770

6

BlackRock Municipal Bond Fund, Inc. - BlackRock Municipal Insured Fund

Schedule of Investments September 30, 2008 (Unaudited)		(Percentages shown are based on Net Assets)

	Municipal Bonds Transferred to	Par
	Tender Option Bond Trusts (o)	(000)	Value

Massachusetts - 1.9%	Massachusetts State School Building Authority, Dedicated Sales
	Tax Revenue Bonds, Series A, 5%, 8/15/30 (d)	$ 15,000	$ 14,087,850

New Jersey - 1.7%	New Jersey State Turnpike Authority, Turnpike Revenue Bonds,
	Series C, 5%, 1/01/30 (d)	13,500	12,804,750

New York - 6.3%	New York City, New York, Sales Tax Asset Receivable
	Corporation Revenue Bonds, Series A, 5%, 10/15/20 (a)	16,905	17,115,467
	New York City, New York, Sales Tax Asset Receivable
	Corporation Revenue Bonds, Series A, 5.25%, 10/15/27 (f)	13,925	13,726,847
	New York State Thruway Authority, General Revenue Refunding
	Bonds, Series G, 5%, 1/01/32 (d)	16,830	15,943,059

			46,785,373

Texas - 1.2%	Cypress-Fairbanks, Texas, Independent School District, GO, 5%,
	2/15/32	10,000	9,296,400

Washington - 1.3%	Washington State, GO, Series D, 5%, 1/01/28 (d)	10,000	9,570,100

	Total Municipal Bonds Transferred to
	Tender Option Bond Trusts - 20.6%		152,889,689

	Mutual Funds	Shares

	BlackRock California Insured Municipal 2008
	Term Trust, Inc. (p)	300,000	4,449,000
	BlackRock Insured Municipal 2008 Term Trust, Inc. (p)	810,000	11,996,100
	BlackRock Insured Municipal Term Trust, Inc. (p)	204,800	2,027,520

	Total Mutual Funds - 2.5%		18,472,620

	Total Long-Term Investments
	(Cost - $825,208,216) - 104.4%		773,558,376

	Short-Term Securities

	Merrill Lynch Institutional Tax-Exempt Fund, 5.29% (p)(q)	37,616,723	37,616,723

	Total Short-Term Securities (Cost - $37,616,723) - 5.1%		37,616,723

	Total Investments (Cost - $862,824,939*) - 109.5%		811,175,099
	Other Assets Less Liabilities - 1.7%		12,276,949
	Liability for Trust Certificates, Including Interest
	Expense and Fees Payable - (11.2)%		(82,441,947)

	Net Assets - 100.0%		$ 741,010,101

*	The cost and unrealized appreciation (depreciation) of investments as of September 30, 2008, as computed for federal income tax purposes, were as follows:

Aggregate cost	$ 781,733,902

Gross unrealized appreciation	$ 11,510,886
Gross unrealized depreciation	(63,824,689)

Net unrealized depreciation	$ (52,313,803)

(a)	MBIA Insured.

(b)	U.S. government securities, held in escrow, are used to pay interest on this security as well as to retire the bond in full at the date indicated, typically at a premium to par.

(c)	FGIC Insured.

(d)	FSA Insured.

(e)	Represents a zero-coupon bond. Rate shown reflects the effective yield at the time of purchase.

(f)	AMBAC Insured.

(g)	Represents a step bond. Rate shown reflects the effective yield at the time of purchase.

(h)	XL Capital Insured.

(i)	Assured Guaranty Insured.

(j)	Security is collateralized by Municipal or U.S. Treasury Obligations.

(k)	BHAC Insured.

7

BlackRock Municipal Bond Fund, Inc. - BlackRock Municipal Insured Fund

Schedule of Investments September 30, 2008 (Unaudited)

(l)	Variable rate security. Rate shown is as of report date. Maturity shown is the final maturity date.

(m)	GNMA Collateralized.

(n)	FNMA Collateralized.

(o)	Securities represent bonds transferred to a tender option bond trust, in exchange for which the Fund acquired residual interest certificates. These serve as collateral in a financing transaction.

(p)	Investments in companies considered to be an affiliate of the Fund, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, were as follows:

		Purchase		Realized
	Affiliate	Cost	Sales Cost	Gain	Income

BlackRock California
Insured Municipal
	2008 Term Trust, Inc.	-	-	-	$ 24,750
BlackRock Insured
Municipal 2008
	Term Trust, Inc.	-	-	-	$ 61,965
BlackRock Insured
Municipal Term
	Trust, Inc.	-	-	-	$ 18,688
Merrill Lynch Institutional
	Tax-Exempt Fund	$28,969,115*	-	-	$ 108,009

* Represents net purchase cost.
(q)	Represents the current yield as of report date.
•	Forward interest rate swaps outstanding as of September 30, 2008 were as follows:

Notional
			Amount	Unrealized
			(000)	Appreciation

Pay a fixed rate of 3.764% and receive a floating rate
based on 1-week SIFMA Municipal Swap Index Rate
Broker, JPMorgan Chase
	Expires November 2028		$ 12,750	$ 85,489
Pay a fixed rate of 3.7635% and receive a floating rate
based on 1-week SIFMA Municipal Swap Index Rate
Broker, JPMorgan Chase
	Expires November 2028		$ 20,000	135,520

	Total			$ 221,009

8

BlackRock Municipal Bond Fund, Inc. - BlackRock Municipal Insured Fund

Schedule of Investments September 30, 2008 (Unaudited)

  Effective July 1, 2008, the Fund adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157, "Fair Value Measurements" ("FAS 157"). FAS 157 clarifies the definition of fair value, establishes a framework for measuring fair values and requires additional disclosures about the use of fair value measurements.
  Various inputs are used in determining the fair value of investments, which are as follows:
  Level 1 - price quotations in active markets/exchanges for identical securities
  Level 2 - other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, and default rates) or other market-corroborated inputs)
  Level 3 - unobservable inputs based on the best information available in the circumstance, to the extent observable inputs are not available (including the Fund's own assumption used in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For information about the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent financial statements as contained in its annual report.

The following table summarizes the inputs used as of September 30, 2008 in determining the fair valuation of the Fund's investments:

Valuation	Investments in	Other Financial
Inputs	Securities	Instruments*

Level 1	$ 56,089,343	-
Level 2	755,085,756	$ 221,009
Level 3	-	-

Total	$ 811,175,099	$ 221,009

* Other financial instruments are swaps.

9

BlackRock Municipal Bond Fund, Inc. - BlackRock National Municipal Fund

Schedule of Investments September 30, 2008 (Unaudited)		(Percentages shown are based on Net Assets)

		Par
	Municipal Bonds	(000)	Value

Alabama - 0.7%	Alabama Incentives Financing Authority, Special Obligation
	Revenue Refunding Bonds, Series A, 6%, 10/01/29 (a)	$ 3,820	$ 3,884,138
	Jefferson County, Alabama, Public Building Authority,
	Lease Revenue Bonds, 5.125%, 4/01/21 (a)	3,525	3,036,787
	Mobile, Alabama, Industrial Development Board,
	Environmental Improvement Revenue Refunding Bonds
	(International Paper Company Project), AMT,
	Series A, 6.35%, 5/15/16	500	489,345
	Selma, Alabama, IDB, Environmental Improvement
	Revenue Refunding Bonds (International Paper Company
	Project), AMT, Series A, 6.70%, 2/01/18	2,500	2,511,525
	Tuscaloosa, Alabama, Special Care Facilities Financing
	Authority, Residential Care Facility Revenue Bonds
	(Capstone Village, Inc. Project), Series A, 5.875%, 8/01/36	3,400	2,404,004

			12,325,799

Arizona - 3.1%	Arizona Health Facilities Authority Revenue Bonds
	(Catholic Healthcare West), Series A, 6.625%, 7/01/20	4,000	4,307,840
	Maricopa County and Phoenix, Arizona, IDA, S/F
	Mortgage Revenue Bonds, AMT, Series A-2, 5.80%,
	7/01/40 (b)(c)(d)	7,625	7,282,485
	Maricopa County, Arizona, IDA, Education Revenue Bonds
	(Arizona Charter Schools Project 1), Series A,
	6.75%, 7/01/29	3,100	2,594,049
	Maricopa County, Arizona, IDA, Health Facilities
	Revenue Refunding Bonds (Catholic Healthcare West
	Project), Series A, 5%, 7/01/21	1,625	1,495,065
	Peoria, Arizona, Improvement District Number 8801,
	Special Assessment Bonds, 7.30%, 1/01/09	190	192,122
	Peoria, Arizona, Improvement District Number 8801,
	Special Assessment Bonds, 7.30%, 1/01/11	395	402,821
	Peoria, Arizona, Improvement District Number 8802,
	Special Assessment Bonds, 7.20%, 1/01/10	430	438,609

Portfolio Abbreviations

To simplify the listings of portfolio holdings in the Schedule of Investments, the names of many of the securities have been abbreviated according to the list below.

AMT	Alternative Minimum Tax (subject to)	IDA	Industrial Development Authority
CABS	Capital Appreciation Bonds	IDB	Industrial Development Board
COP	Certificates of Participation	IDR	Industrial Development Revenue Bonds
EDA	Economic Development Authority	M/F	Multi-Family
FLOATS	Floating Rate Securities	PCR	Pollution Control Revenue Bonds
GO	General Obligation Bonds	S/F	Single-Family
HFA	Housing Finance Agency	VRDN	Variable Rate Demand Notes

1

BlackRock Municipal Bond Fund, Inc. - BlackRock National Municipal Fund

Schedule of Investments September 30, 2008 (Unaudited)		(Percentages shown are based on Net Assets)

		Par
	Municipal Bonds	(000)	Value

	Peoria, Arizona, Improvement District Number 8802,
	Special Assessment Bonds, 7.20%, 1/01/13	$ 510	$ 519,971
	Phoenix, Arizona, IDA, Airport Facility, Revenue
	Refunding Bonds (America West Airlines Inc. Project),
	AMT, 6.30%, 4/01/23	3,685	2,752,732
	Pima County, Arizona, IDA, Revenue Bonds (Tucson
	Electric Power Company), Series A, 6.375%, 9/01/29	3,785	3,345,864
	Pinal County, Arizona, IDA, Wastewater Revenue Bonds (San
	Manuel Facilities Project), AMT, 6.25%, 6/01/26	500	449,650
	Prescott Valley, Arizona, Improvement District, Special
	Assessment Bonds (Sewer Collection System Roadway Repair),
	7.90%, 1/01/12	323	332,732
	Salt River Project, Arizona, Agriculture Improvement
	and Power District, Electric System Revenue Bonds,
	Series A, 5%, 1/01/37	20,000	18,790,600
	Tucson, Arizona, IDA, Senior Living Facilities Revenue
	Bonds (Christian Care Tucson Inc. Project), Series A,
	6.125%, 7/01/10 (e)(f)	3,515	3,760,628
	Vistancia Community Facilities District, Arizona, GO,
	6.75%, 7/15/22	3,000	3,017,460
	Vistancia Community Facilities District, Arizona, GO,
	5.75%, 7/15/24	2,125	1,927,949

			51,610,577

Arkansas - 0.1%	Arkansas State Student Loan Authority Revenue Bonds,
	AMT, Sub-Series B, 7.25%, 6/01/09	250	250,652
	Jonesboro, Arkansas, Residential Housing and Health Care
	Facilities Board, Hospital Revenue Refunding Bonds
	(Saint Bernards Regional Medical Center), Series B, 5.90%,
	7/01/16 (a)	120	120,238
	Pine Bluff, Arkansas, Environmental Improvement Revenue
	Refunding Bonds (International Paper Company Project), AMT,
	Series A, 6.70%, 8/01/20	500	479,630
	University of Central Arkansas, Housing System Revenue
	Bonds, 6.50%, 1/01/10 (e)(g)	250	267,125

			1,117,645

California - 19.5%	Agua Caliente Band of Cahuilla Indians, California,
	Casino Revenue Bonds, 6%, 7/01/18	2,500	2,451,025
	Antelope Valley, California, Health Care District
	Revenue Bonds, VRDN, Series A, 5.25%, 9/01/17 (h)(i)	12,000	10,852,560
	California County Tobacco Securitization Agency,
	Tobacco Revenue Refunding Bonds (Sonoma County
	Corporation), 5%, 6/01/26	1,115	895,122
	California County Tobacco Securitization Agency,
	Tobacco Revenue Refunding Bonds (Sonoma County
	Corporation), 5.125%, 6/01/38	1,910	1,330,640

2

BlackRock Municipal Bond Fund, Inc. - BlackRock National Municipal Fund
Schedule of Investments September 30, 2008 (Unaudited)	(Percentages shown are based on Net Assets)

	Par
Municipal Bonds	(000)	Value

California HFA, Home Mortgage Revenue Bonds, VRDN,
AMT, Series P, 9%, 2/01/27 (h)(i)(j)	$ 19,850	$ 19,850,000
California Health Facilities Financing Authority Revenue
Bonds (Sutter Health), Series A, 5.25%, 11/15/46	7,500	6,612,975
California Pollution Control Financing Authority, Solid
Waste Disposal Revenue Bonds (Waste Management Inc.
Project), AMT, Series A-2, 5.40%, 4/01/25	9,500	7,721,980
California Pollution Control Financing Authority, Solid
Waste Disposal Revenue Bonds (Waste Management Inc.
Project), AMT, Series C, 5.125%, 11/01/23	3,250	2,621,222
California Pollution Control Financing Authority, Solid
Waste Disposal Revenue Refunding Bonds (Republic
Services Inc. Project), AMT, Series C, 5.25%, 6/01/23	4,150	3,700,347
California Rural Home Mortgage Finance Authority, S/F
Mortgage Revenue Refunding Bonds (Mortgage-Backed
Securities Program), AMT, Series A-2, 7%, 9/01/29 (b)(c)(d)	40	40,410
California State, GO, 5.25%, 4/01/29	5	4,827
California State, GO, Refunding, 5.75%, 5/01/30	115	115,733
California State, GO, Refunding, 5.25%, 3/01/38	40,000	37,990,400
California State Various Purpose, GO, 5.50%, 11/01/33	10,000	9,878,800
California Statewide Communities Development
Authority, Health Facility Revenue Bonds (Memorial
Health Services), Series A, 6%, 10/01/23	9,880	9,949,555
California Statewide Communities Development
Authority Revenue Bonds (Catholic Healthcare West),
Series B, 5.50%, 7/01/30	3,000	2,740,710
California Statewide Communities Development
Authority Revenue Bonds (Catholic Healthcare West),
Series D, 5.50%, 7/01/31	2,000	1,814,460
Chabot-Las Positas, California, Community College District,
GO (Election of 2004), Series B, 5%, 8/01/31 (a)	12,895	11,935,096
Chula Vista, California, Community Facilities District Number
06-1, Special Tax Bonds (Eastlake Woods Area), Series A,
6.05%, 9/01/20	1,080	1,076,134
Chula Vista, California, Community Facilities District Number
06-1, Special Tax Bonds (Eastlake Woods Area), Series A,
6.15%, 9/01/26	2,965	2,861,966
Chula Vista, California, IDR, Refunding (San Diego Gas &
Electric Co.), AMT, Series C, 5.25%, 12/01/27	10,000	8,552,400
Desert, California, Community College District, GO,
Series C, 5%, 8/01/32 (g)	12,070	11,272,897
Los Angeles, California, Unified School District, GO
(Election of 2004), Series H, 5%, 7/01/32 (g)	20,000	18,606,200

3

BlackRock Municipal Bond Fund, Inc. - BlackRock National Municipal Fund

Schedule of Investments September 30, 2008 (Unaudited)	(Percentages shown are based on Net Assets)

	Par
Municipal Bonds	(000)	Value

Los Angeles County, California, Metropolitan Transportation
Authority, Sales Tax Revenue Refunding Bonds,
Proposition A, First Tier Senior Series A, 5%, 7/01/35 (a)	$ 12,730	$ 11,725,858
Los Angeles County, California, Metropolitan
Transportation Authority, Sales Tax Revenue
Refunding Bonds, Proposition C, VRDN, Second
Senior Series A, 8.50%, 7/01/20 (h)(i)(j)	50,000	50,000,000
Metropolitan Water District of Southern California,
Waterworks Revenue Refunding Bonds, Series B,
5%, 7/01/35	10,000	9,396,100
Palomar Pomerado Health Care District, California, GO
(Election of 2004), Series A, 5.125%, 8/01/37 (j)	23,200	21,915,416
Poway, California, Unified School District, Special Tax Bonds
(Community Facilities District Number 6), Series A,
6.05%, 9/01/25	1,100	1,050,665
Riverside, California, Improvement Bond Act of 1915,
Special Assessment (Riverwalk Assessment District),
6.375%, 9/02/26	2,695	2,687,697
Roseville, California, Special Tax Bonds (Fiddyment Ranch
Community Facilities Number 1), 5.125%, 9/01/26	3,060	2,392,706
Roseville, California, Special Tax Bonds (Stoneridge
Community Facilities Number 1), 6%, 9/01/11 (e)	1,125	1,243,148
Roseville, California, Special Tax Bonds (Stoneridge
Community Facilities Number 1), 6.20%, 9/01/11 (e)	1,250	1,388,225
Roseville, California, Special Tax Bonds (Stoneridge
Community Facilities Number 1), 6.30%, 9/01/11 (e)	2,500	2,783,400
San Diego, California, Public Facilities Financing Authority,
Subordinated Water Revenue Refunding Bonds, 5%,
8/01/32 (j)	10,000	9,141,400
San Francisco, California, City and County Airport
Commission, International Airport Revenue Refunding Bonds,
AMT, Issue 34E, Second Series, 5.75%, 5/01/21 (g)	10,720	10,420,483
San Francisco, California, City and County Redevelopment
Agency, Community Facilities District Number 6, Special Tax
Bonds (Mission Bay South Public Improvements Project), 6%,
8/01/21	5,000	4,759,050
San Francisco, California, City and County Redevelopment
Agency, Community Facilities District Number 6, Special Tax
Bonds (Mission Bay South Public Improvements Project), Series
A, 6%, 8/01/25	2,500	2,301,025
San Francisco, California, Uptown Parking Corporation,
Parking Revenue Bonds (Union Square), 6%, 7/01/20 (j)	1,075	1,137,200

BlackRock Municipal Bond Fund, Inc. - BlackRock National Municipal Fund

Schedule of Investments September 30, 2008 (Unaudited)		(Percentages shown are based on Net Assets)

		Par
	Municipal Bonds	(000)	Value

	Santa Clara County, California, Financing Authority, Lease
	Revenue Refunding Bonds, Series L, 5.25%, 5/15/36	$ 11,000	$ 10,329,220
	Santa Margarita, California, Water District, Special Tax
	Refunding Bonds (Community Facilities District Number 99),
	Series 1, 6.20%, 9/01/09 (e)	1,030	1,087,134
	Santa Margarita, California, Water District, Special Tax
	Refunding Bonds (Community Facilities District Number 99),
	Series 1, 6.25%, 9/01/09 (e)	2,925	3,083,301
	Santa Margarita, California, Water District, Special Tax
	Refunding Bonds (Community Facilities District Number 99),
	Series 1, 6.20%, 9/01/20	2,650	2,662,588
	Southern California HFA, S/F Mortgage Revenue Bonds,
	AMT, Series A, 5.80%, 12/01/49 (b)(c)(d)	4,420	4,233,520

			326,613,595

Colorado - 1.6%	Boulder County, Colorado, Hospital Development
	Revenue Bonds (Longmont United Hospital Project), 6%,
	12/01/10 (e)(f)	500	534,365
	Colorado HFA, Revenue Bonds (S/F Program), Series B-3,
	6.55%, 10/01/16	185	190,210
	Colorado HFA, Revenue Refunding Bonds (S/F Program), AMT,
	Senior Series A-2, 7.50%, 4/01/31	195	201,774
	Colorado HFA, Revenue Refunding Bonds (S/F Program),
	AMT, Senior Series B-2, 7.10%, 4/01/17	70	71,627
	Colorado HFA, Revenue Refunding Bonds (S/F Program), AMT,
	Senior Series B-2, 7.25%, 10/01/31	605	631,584
	Colorado HFA, Revenue Refunding Bonds (S/F Program),
	AMT, Senior Series B-3, 6.80%, 11/01/28	20	20,311
	Colorado HFA, Revenue Refunding Bonds (S/F Program),
	AMT, Senior Series C-2, 7.25%, 10/01/31 (k)	275	278,415
	Colorado HFA, Revenue Refunding Bonds (S/F Program),
	Senior Series A-3, 7.35%, 10/01/30	75	77,647
	Colorado HFA, Revenue Refunding Bonds (S/F Program),
	Senior Series C-3, 6.75%, 10/01/21 (k)	420	447,346
	Colorado HFA, Revenue Refunding Bonds (S/F Program), Senior
	Series C-3, 7.15%, 10/01/30 (k)	100	101,566
	Colorado Health Facilities Authority, Revenue Refunding
	Bonds (Christian Living Communities Project), Series A,
	5.75%, 1/01/37	1,500	1,205,295
	Colorado Health Facilities Authority, Revenue Refunding
	Bonds (Poudre Valley Health Care), Series B, 5.25%,
	3/01/36 (g)	6,065	5,360,308
	Colorado Water Resource and Power Development Authority,
	Small Water Resources Revenue Bonds, Series A, 5.80%,
	11/01/10 (e)(l)	350	372,393

BlackRock Municipal Bond Fund, Inc. - BlackRock National Municipal Fund
Schedule of Investments September 30, 2008 (Unaudited)		(Percentages shown are based on Net Assets)

		Par
	Municipal Bonds	(000)	Value

	Colorado Water Resource and Power Development Authority,
	Small Water Resources Revenue Bonds, Series A, 5.80%,
	11/01/20 (l)	$ 200	$ 200,158
	Elk Valley, Colorado, Public Improvement Revenue Bonds
	(Public Improvement Fee), Series A, 7.35%, 9/01/31	7,560	7,002,904
	Elk Valley, Colorado, Public Improvement Revenue Bonds
	(Public Improvement Fee), Series B, 7.45%, 9/01/31	805	752,925
	Plaza Metropolitan District Number 1, Colorado, Tax
	Allocation Revenue Bonds (Public Improvement Fees),
	8%, 12/01/25	7,700	7,797,482
	Plaza Metropolitan District Number 1, Colorado, Tax
	Allocation Revenue Bonds (Public Improvement Fees),
	8.125%, 12/01/25	1,910	1,845,557

			27,091,867

Connecticut - 1.7%	Connecticut State Development Authority, Governmental
	Lease Revenue Bonds, 6.60%, 6/15/14 (j)	1,000	1,002,640
	Connecticut State Development Authority, Water Facility
	Revenue Bonds (Bridgeport Hydraulic Company), AMT, 6.15%,
	4/01/35 (a)	1,250	1,245,137
	Connecticut State Development Authority, Water
	Facility Revenue Refunding Bonds (Aquarion Water
	Company Project), AMT, 5.10%, 9/01/37 (m)	2,750	2,157,732
	Connecticut State, HFA, Revenue Refunding Bonds
	(Housing Mortgage Finance Program), Series C-1, 6.30%,
	11/15/17	960	991,440
	Connecticut State Health and Educational Facilities
	Authority Revenue Bonds (Bridgeport Hospital), Series A,
	6.625%, 7/01/18 (j)	1,000	1,004,130
	Connecticut State Health and Educational Facilities
	Authority Revenue Bonds (Waterbury Hospital Issue),
	Series C, 5.75%, 7/01/20 (f)	1,500	1,442,265
	Connecticut State Health and Educational Facilities
	Authority Revenue Bonds (Westover School), Series A,
	5.70%, 7/01/10 (e)(f)	1,000	1,063,900
	Connecticut State Health and Educational Facilities
	Authority, Revenue Refunding Bonds (Eastern Connecticut
	Health Network), Series A, 6.50%, 7/01/10 (e)(f)	12,045	12,978,728
	Connecticut State Health and Educational Facilities Authority,
	Revenue Refunding Bonds (Sacred Heart University), 6.625%,
	7/01/26 (f)	640	641,165

BlackRock Municipal Bond Fund, Inc. - BlackRock National Municipal Fund

Schedule of Investments September 30, 2008 (Unaudited)		(Percentages shown are based on Net Assets)

		Par
	Municipal Bonds	(000)	Value

	Connecticut State Health and Educational Facilities
	Authority, Revenue Refunding Bonds (University of
	Hartford), Series E, 5.50%, 7/01/22 (f)	$ 5,710	$ 5,298,252
	Connecticut State Higher Education Supplemental Loan
	Authority, Revenue Bonds (Family Education Loan Program),
	AMT, Series A, 5.50%, 11/15/20 (j)	385	387,961
	Waterbury, Connecticut, GO, 6%, 2/01/09 (e)(f)	860	879,144

			29,092,494

Florida - 7.5%	Alachua County, Florida, IDR (North Florida Retirement
	Village), Refunding, 5.875%, 11/15/36	2,000	1,606,400
	Anthem Park Community Development District, Florida,
	Capital Improvement Revenue Bonds, 5.80%, 5/01/36	1,920	1,496,064
	Ave Maria Stewardship Community District, Florida, Capital
	Improvement Revenue Bonds, Series A, 5.125%, 5/01/38	2,000	1,393,860
	Ave Maria Stewardship Community District, Florida,
	Revenue Bonds, 4.80%, 11/01/12	1,500	1,357,155
	Ballantrae, Florida, Community Development District,
	Capital Improvement Revenue Bonds, 6%, 5/01/35	1,620	1,498,824
	Beacon Tradeport Community, Florida, Development
	District, Special Assessment Revenue Refunding Bonds
	(Commercial Project), Series A, 5.25%, 5/01/16 (f)	1,670	1,638,938
	Capital Region Community Development District, Florida,
	Special Assessment Revenue Bonds, Series A, 7%, 5/01/39	1,065	1,001,366
	Duval County, Florida, School Board, COP, 5.75%,
	7/01/17 (g)	2,725	2,787,430
	Fiddlers Creek, Florida, Community Development District
	Number 2, Special Assessment Revenue Bonds, Series A,
	6.375%, 5/01/35	5,350	4,552,422
	Fiddlers Creek, Florida, Community Development District
	Number 2, Special Assessment Revenue Bonds, Series B,
	5.75%, 5/01/13	560	527,677
	Florida Housing Finance Corporation, Homeowner Mortgage
	Revenue Bonds, AMT, Series 1, 6%, 7/01/39 (b)(c)(d)	1,850	1,736,687
	Halifax Hospital Medical Center, Florida, Hospital
	Revenue Refunding and Improvement Bonds, Series A,
	5.25%, 6/01/26	5,500	4,741,935
	Highland Meadows Community Development District, Florida,
	Special Assessment Bonds, Series A, 5.50%, 5/01/36	1,115	719,521
	Hillsborough County, Florida, IDA, Exempt Facilities
	Revenue Bonds (National Gypsum Company), AMT,
	Series A, 7.125%, 4/01/30	5,000	4,465,550
	Hillsborough County, Florida, IDA, Hospital Revenue Bonds
	(Tampa General Hospital Project), 5.25%, 10/01/41	16,845	13,900,157
	Lee County, Florida, Airport Revenue Bonds, FLOATS,
	VRDN, AMT, Series 580X, 8.26%, 10/01/29 (g)(h)(i)	7,000	7,000,000

BlackRock Municipal Bond Fund, Inc. - BlackRock National Municipal Fund
Schedule of Investments September 30, 2008 (Unaudited)	(Percentages shown are based on Net Assets)

	Par
Municipal Bonds	(000)	Value

Lee County, Florida, IDA, Health Care Facilities, Revenue
Refunding Bonds (Shell Point/Alliance Obligor Group), 5%,
11/15/29	$ 2,000	$ 1,525,860
Lexington Oaks, Florida, Community Development
District, Special Assessment Revenue Bonds, Series A,
6.70%, 5/01/33	1,075	1,083,331
Mediterra, Florida, South Community Development District,
Capital Improvement Revenue Bonds, 6.85%, 5/01/31	930	938,714
Miami-Dade County, Florida, Aviation Revenue Refunding
Bonds (Miami International Airport), AMT, Series A, 5.50%,
10/01/24 (m)	5,185	4,664,374
Miami-Dade County, Florida, Aviation Revenue Refunding
Bonds (Miami International Airport), AMT, Series A, 5.50%,
10/01/25 (m)	7,320	6,566,406
Middle Village Community Development District, Florida,
Special Assessment Bonds, Series A, 6%, 5/01/35	2,500	2,108,000
Midtown Miami, Florida, Community Development
District, Special Assessment Revenue Bonds, Series A,
6.25%, 5/01/37	6,625	5,654,835
New River Community Development District, Florida, Capital
Improvement Revenue Bonds, Series B, 5%, 5/01/13	1,000	637,360
Orange County, Florida, HFA, M/F Housing Revenue
Bonds (Loma Vista Project), Series G, 5.50%, 3/01/32	3,500	3,120,180
Orange County, Florida, Health Facilities Authority, Hospital
Revenue Bonds (Orlando Regional Healthcare), 5.70%,
7/01/26	1,000	820,580
Panther Trace Community Development District II, Florida,
Special Assessment Revenue Bonds, 5.125%, 11/01/13	9,950	8,965,149
Panther Trace Community Development District II,
Florida, Special Assessment Revenue Bonds, Series A,
5.60%, 5/01/35	4,900	3,720,325
Park Place Community Development District, Florida,
Special Assessment Revenue Bonds, 6.75%, 5/01/10 (e)	920	980,959
Park Place Community Development District, Florida,
Special Assessment Revenue Bonds, 6.375%, 5/01/34	2,300	2,104,362
Port St. Lucie, Florida, Utility Revenue Bonds, 5.125%,
9/01/36 (j)	20,115	18,402,811
Saint Lucie, Florida, West Services District, Utility Revenue
Refunding Bonds, Senior Lien, 6%, 10/01/22 (j)	2,000	2,082,860
Sarasota County, Florida, Health Facilities Authority,
Retirement Facility Revenue Refunding Bonds (Village on
the Isle Project), 5.50%, 1/01/27	780	645,005

BlackRock Municipal Bond Fund, Inc. - BlackRock National Municipal Fund

Schedule of Investments September 30, 2008 (Unaudited)		(Percentages shown are based on Net Assets)

		Par
	Municipal Bonds	(000)	Value

	Sarasota County, Florida, Health Facilities Authority,
	Retirement Facility Revenue Refunding Bonds (Village on
	the Isle Project), 5.50%, 1/01/32	$ 1,645	$ 1,306,508
	Somerset Community Development District, Florida,
	Capital Improvement Revenue Bonds, 5%, 5/01/15	2,575	2,226,860
	Sterling Hill Community Development District, Florida,
	Capital Improvement Revenue Refunding Bonds, Series B,
	5.50%, 11/01/10	185	181,257
	Suncoast Community Development District, Florida, Capital
	Improvement Revenue Bonds, Series A, 5.875%, 5/01/34	2,585	2,354,780
	Tern Bay Community Development District, Florida, Capital
	Improvement Revenue Refunding Bonds,
	Series B, 5%, 5/01/15	1,190	678,300
	Tolomato Community Development District, Florida,
	Special Assessment Bonds, 6.45%, 5/01/23	3,000	2,811,450
	Watergrass Community Development District, Florida, Special
	Assessment Revenue Bonds, Series B, 4.875%, 11/01/10
		1,355	1,283,659

			125,287,911

Georgia - 2.5%	Atlanta, Georgia, Airport Passenger Facility Charge and	16,500
	Subordinate Lien General Revenue Refunding Bonds,
	Series C, 5%, 1/01/33 (g)		15,338,400
	Atlanta, Georgia, Tax Allocation Bonds (Atlantic Station	5,000
	Project), 7.90%, 12/01/11 (e)		5,768,000
	College Park, Georgia, Business and IDA Revenue Bonds	5,210
	(Civic Center Project), 5.75%, 9/01/10 (a)(e)		5,609,867
	Fulton County, Georgia, Development Authority Revenue	3,450
	Bonds (Morehouse College Project), 5.875%, 12/01/10 (a)(e)		3,713,683
	Fulton County, Georgia, Residential Care Facilities,	2,250
	Revenue Refunding Bonds (Canterbury Court Project),
	Series A, 6%, 2/15/22		2,022,165
	Gainesville, Georgia, Redevelopment Authority,	2,460
	Educational Facilities Revenue Refunding Bonds
	(Riverside Military Academy), 5.125%, 3/01/27		1,976,708
	Gainesville, Georgia, Redevelopment Authority,	1,800
	Educational Facilities Revenue Refunding Bonds
	(Riverside Military Academy), 5.125%, 3/01/37		1,354,104
	Milledgeville-Baldwin County, Georgia, Development	1,500
	Authority Revenue Bonds (Georgia College and State
	University Foundation), 6%, 9/01/14 (e)		1,694,175
	Rockdale County, Georgia, Development Authority Revenue	5,000
	Bonds (Visy Paper Project), AMT, Series A, 6.125%, 1/01/34		4,359,150

			41,836,252

Illinois - 4.5%	Bolingbrook, Illinois, Special Services Area Number 1, Special
	Tax Bonds (Forest City Project), 5.90%, 3/01/27	1,000	865,700

BlackRock Municipal Bond Fund, Inc. - BlackRock National Municipal Fund

Schedule of Investments September 30, 2008 (Unaudited)		(Percentages shown are based on Net Assets)

		Par
	Municipal Bonds	(000)	Value

	Chicago, Illinois, Motor Fuel Tax Revenue Bonds, Series A,
	5%, 1/01/38 (n)	$ 11,000	$ 10,054,770
	Chicago, Illinois, O'Hare International Airport, General
	Airport Revenue Bonds, Third Lien, AMT, Series B-2, 6%,
	1/01/29 (m)	20,000	18,583,200
	Chicago, Illinois, Park District, GO, Refunding, Series B,
	5.75%, 1/01/15 (l)	350	362,967
	Chicago, Illinois, Park District, Limited Tax, GO, Series A,
	5.75%, 1/01/16 (l)	230	238,521
	Chicago, Illinois, S/F Mortgage Revenue Bonds, AMT,
	Series A, 7.15%, 9/01/31 (b)(c)(d)	235	240,280
	Chicago, Illinois, Special Assessment Bonds (Lake Shore
	East), 6.75%, 12/01/32	2,000	1,877,820
	Cicero, Illinois, GO, Refunding (Corporate Purpose), 6%,
	12/01/28 (j)	1,450	1,471,968
	Hodgkins, Illinois, Environmental Improvement Revenue
	Bonds (Metro Biosolids Management LLC Project), AMT, 6%,
	11/01/23	10,000	10,002,100
	Illinois Development Finance Authority Revenue Bonds
	(Community Rehabilitation Providers Facilities),
	Series A, 6.50%, 7/01/22	3,140	3,169,516
	Illinois State Finance Authority Revenue Bonds (Friendship
	Village of Schaumburg), Series A, 5.625%, 2/15/37	1,750	1,310,382
	Illinois State Finance Authority Revenue Bonds (Landing At
	Plymouth Place Project), Series A, 6%, 5/15/37	2,155	1,739,969
	Illinois State Finance Authority, Revenue Refunding
	Bonds (Sherman Health System Project), Series A, 5.50%,
	8/01/37	3,500	2,986,165
	Illinois State, GO, 1st Series, 5.75%, 12/01/15 (j)	8,890	9,252,712
	Illinois State, GO, 1st Series, 5.75%, 12/01/16 (j)	3,745	3,897,796
	Illinois State, GO, 1st Series, 5.75%, 12/01/17 (j)	4,000	4,163,200
	Illinois State Sales Tax Revenue Bonds, 6%, 6/15/20	3,000	3,115,530
	Illinois State Sales Tax Revenue Refunding Bonds,
	Series Q, 6%, 6/15/09	795	811,297
	Village of Wheeling, Illinois, Revenue Bonds (North
	Milwaukee/Lake-Cook Tax Increment Financing (TIF)
	Redevelopment Project), 6%, 1/01/25	1,585	1,354,319

			75,498,212

Indiana - 0.6%	Indiana Bond Bank, Special Program Revenue Bonds
	(Town of Westfield and West Central Conservancy
	District Projects), Series A, 5.125%, 10/01/22 (j)	7,350	7,310,089
	Jasper County, Indiana, PCR, Refunding (Northern
	Indiana Public Service), Series C, 5.85%, 4/01/19 (j)	2,000	1,925,220

			9,235,309

Iowa - 0.3%	Iowa City, Iowa, Sewer Revenue Bonds, 5.75%, 7/01/21 (j)	1,000	1,001,010

BlackRock Municipal Bond Fund, Inc. - BlackRock National Municipal Fund

Schedule of Investments September 30, 2008 (Unaudited)		(Percentages shown are based on Net Assets)

		Par
	Municipal Bonds	(000)	Value

	Iowa Finance Authority, Health Care Facilities, Revenue
	Refunding Bonds (Care Initiatives Project), 9.25%,
	7/01/11 (e)	$ 3,775	$ 4,440,834

			5,441,844

Kansas - 0.2%	Sedgwick and Shawnee Counties, Kansas, S/F Revenue
	Bonds, AMT, Series A-1, 6.95%, 6/01/29 (d)	1,160	1,197,514
	Wichita, Kansas, Hospital Facilities Revenue Refunding and
	Improvement Bonds, Series III, 6.25%, 11/15/19	2,500	2,526,875

			3,724,389

Kentucky - 0.1%	Kentucky Economic Development Financing Authority,
	Louisville Arena Project Revenue Bonds (Louisville Arena
	Authority, Inc.), Sub-Series A-1, 6%, 12/01/33 (n)	2,000	1,924,540

Louisiana - 2.9%	Jefferson Parish, Louisiana, Finance Authority,
	S/F Mortgage Revenue Bonds, Series B, 5.70%,
	12/01/48 (b)(c)(d)	5,000	4,812,200
	Louisiana HFA, S/F Mortgage Revenue Bonds, AMT,
	Series D-2, 5.80%, 6/01/20 (c)(d)	245	246,274
	Louisiana Local Government Environmental Facilities
	and Community Development Authority, Revenue Bonds
	(Capital Projects and Equipment Acquisition Program),
	Series A, 6.30%, 7/01/30 (a)	7,000	6,958,140
	Louisiana Public Facilities Authority Revenue Bonds
	(CHRISTUS Health Project), VRDN, Series C, 9.75%,
	7/01/47 (h)(i)(j)	35,000	35,000,000
	Rapides Finance Authority, Louisiana, Environmental
	Improvement Revenue Bonds (International Paper
	Company Project), AMT, Series A, 6.55%, 11/15/23	2,000	1,883,100

			48,899,714

Maryland - 0.3%	Anne Arundel County, Maryland, Special Obligation Revenue
	Bonds (Arundel Mills Project), 7.10%, 7/01/09 (e)	500	523,470
	Maryland State Community Development Administration,
	Department of Housing and Community Development,
	Housing Revenue Bonds, AMT, Series B, 6.15%, 1/01/21	1,000	1,000,960
	Maryland State Community Development Administration,
	Department of Housing and Community Development
	Revenue Bonds (Waters Landing II Apartments), AMT, Series
	A, 5.875%, 8/01/33	1,000	979,200
	Maryland State Health and Higher Educational Facilities
	Authority Revenue Bonds (King Farm Presbyterian
	Community), Series B, 5%, 1/01/17	3,200	2,872,192

			5,375,822

Massachusetts - 1.8%	Massachusetts Educational Financing Authority, Education
	Loan Revenue Refunding Bonds, AMT, Issue E, 5.85%,
	7/01/14 (a)	195	195,363

BlackRock Municipal Bond Fund, Inc. - BlackRock National Municipal Fund

Schedule of Investments September 30, 2008 (Unaudited)		(Percentages shown are based on Net Assets)

		Par
	Municipal Bonds	(000)	Value

	Massachusetts State Development Finance Agency
	Revenue Bonds (Linden Ponds, Inc. Project), Series A,
	5.50%, 11/15/27	$ 3,000	$ 2,297,820
	Massachusetts State Health and Educational Facilities
	Authority Revenue Bonds (Medical Center of Central
	Massachusetts), 6.55%, 6/23/22 (a)	6,700	6,734,237
	Massachusetts State School Building Authority, Dedicated
	Sales Tax Revenue Bonds, Series A, 5%, 8/15/37 (a)	20,700	19,125,351
	Massachusetts State Water Pollution Abatement Trust, Water
	Abatement Revenue Bonds, Series A,
	6.375%, 2/01/15	130	130,368
	Montachusett, Massachusetts, Regional Vocational
	Technical School District, GO, 5.95%, 1/15/10 (e)(j)	1,600	1,684,144

			30,167,283

Michigan - 1.1%	Dickinson County, Michigan, Economic Development
	Corporation, Environmental Improvement Revenue Refunding
	Bonds (International Paper Company Project), Series A, 5.75%,
	6/01/16	500	474,115
	Eastern Michigan University, General Revenue Refunding
	Bonds, 6%, 6/01/24 (a)	415	426,881
	Flint, Michigan, Hospital Building Authority, Revenue
	Refunding Bonds (Hurley Medical Center), 6%, 7/01/20	3,000	2,704,140
	Hartland, Michigan, Consolidated School District, GO,
	Refunding, 5.125%, 5/01/29	13,500	12,912,210
	Michigan State Hospital Finance Authority, Revenue
	Refunding Bonds (Mercy-Mount Clemens), Series A, 6%,
	5/15/09 (e)(j)	1,500	1,544,220

			18,061,566

Minnesota - 0.5%	Anoka County, Minnesota, Solid Waste Disposal Revenue Bonds
	(Natural Rural Utilities), AMT, Series A,
	6.95%, 12/01/08	240	240,979
	Eden Prairie, Minnesota, M/F Housing Revenue Bonds
	(Rolling Hills Project), Series A, 6.15%, 8/20/31 (d)	1,000	1,053,110
	Minneapolis and Saint Paul, Minnesota, Metropolitan
	Airports Commission, Airport Revenue Bonds, AMT,
	Sub-Series D, 5.75%, 1/01/12 (l)	470	478,385
	Minneapolis and Saint Paul, Minnesota, Metropolitan
	Airports Commission, Airport Revenue Bonds, AMT,
	Sub-Series D, 5.75%, 1/01/14 (l)	470	473,699
	Minneapolis and Saint Paul, Minnesota, Metropolitan
	Airports Commission, Airport Revenue Bonds, AMT,
	Sub-Series D, 5.75%, 1/01/15 (l)	2,060	2,067,540
	Ramsey County, Minnesota, Housing and Redevelopment
	Authority, M/F Housing Revenue Bonds (Hanover Townhouses
	Project), AMT, 6%, 7/01/31	1,110	1,035,686

BlackRock Municipal Bond Fund, Inc. - BlackRock National Municipal Fund

Schedule of Investments September 30, 2008 (Unaudited)		(Percentages shown are based on Net Assets)

		Par
	Municipal Bonds	(000)	Value

	Saint Cloud, Minnesota, Health Care Revenue Refunding
	Bonds (Saint Cloud Hospital Obligation Group), Series A,
	6.25%, 5/01/20 (g)	$ 1,000	$ 1,046,750
	Waconia, Minnesota, Health Care Facilities Revenue
	Bonds (Ridgeview Medical Center Project), Series A,
	6.125%, 1/01/10 (e)(f)	1,500	1,566,780

			7,962,929

Mississippi - 0.3%	Mississippi Home Corporation, S/F Mortgage Revenue
	Bonds, Series A-1, 5.50%, 6/01/38 (b)(c)(d)	3,830	3,924,448
	Warren County, Mississippi, Environmental Improvement
	Revenue Refunding Bonds (International Paper Company
	Project), AMT, Series B, 6.75%, 8/01/21	1,700	1,619,318

			5,543,766

Missouri - 0.5%	Fenton, Missouri, Tax Increment Revenue Refunding and
	Improvement Bonds (Gravois Bluffs Redevelopment Project),
	5%, 4/01/14	1,000	1,025,110
	Kansas City, Missouri, IDA, First Mortgage Health Facilities
	Revenue Bonds (Bishop Spencer Place),
	Series A, 6.50%, 1/01/35	1,500	1,317,900
	Missouri State Housing Development Commission, S/F
	Mortgage Revenue Bonds (Homeownership Loan
	Program), AMT, Series E-1, 5.60%, 3/01/37 (c)(d)	5,855	5,663,717

			8,006,727

Montana - 0.5%	Montana State Board of Housing, S/F Mortgage Revenue
	Refunding Bonds, AMT, Series A-2, 5.50%, 6/01/37	2,815	2,752,620
	Montana State Higher Education Student Assistance
	Corporation, Student Loan Revenue Refunding Bonds,
	AMT, Sub-Series B, 6.40%, 12/01/32	6,000	5,586,420

			8,339,040

Nevada - 2.3%	Clark County, Nevada, Improvement District Number
	142, Special Assessment Bonds, 6.375%, 8/01/23	1,505	1,360,385
	Elko, Nevada, GO (Airport Improvement), AMT, Series B,
	6.10%, 10/01/14 (j)	165	166,185
	Elko, Nevada, GO (Airport Improvement), AMT, Series B,
	6.30%, 10/01/19 (j)	245	245,833
	Elko, Nevada, GO (Airport Improvement), AMT, Series B,
	6.75%, 10/01/24 (j)	320	321,056
	Elko, Nevada, GO (Airport Improvement), AMT, Series B,
	7%, 10/01/29 (j)	225	226,210
	Henderson, Nevada, Health Care Facilities, Revenue
	Refunding Bonds (Catholic Healthcare West), Series B,
	5.25%, 7/01/31	20,000	17,091,200
	Reno, Nevada, Health Revenue Refunding Bonds
	(Catholic Healthcare West), Series A, 5.25%, 7/01/31	10,000	8,630,700
	Reno, Nevada, Special Assessment District Number 4
	(Somerset Parkway), 6.625%, 12/01/22	1,835	1,731,451

BlackRock Municipal Bond Fund, Inc. - BlackRock National Municipal Fund

Schedule of Investments September 30, 2008 (Unaudited)		(Percentages shown are based on Net Assets)

		Par
	Municipal Bonds	(000)	Value

	Sparks, Nevada, Redevelopment Agency, Tax Allocation
	Revenue Refunding Bonds, Series A, 6%, 1/15/15 (f)	$ 3,110	$ 3,217,451
	Sparks, Nevada, Redevelopment Agency, Tax Allocation
	Revenue Refunding Bonds, Series A, 6%, 1/15/23 (f)	6,315	6,184,027

			39,174,498

New Hampshire - 0.2%	New Hampshire Health and Education Facilities
	Authority, Revenue Refunding Bonds (Elliot Hospital),
	Series B, 5.60%, 10/01/22	1,750	1,692,355
	New Hampshire Health and Education Facilities Authority,
	Revenue Refunding Bonds (Havenwood-Heritage Heights
	Retirement Community), Series A, 5%, 1/01/16	540	468,196
	New Hampshire Health and Education Facilities Authority,
	Revenue Refunding Bonds (Havenwood-Heritage Heights
	Retirement Community), Series A, 5.35%, 1/01/26	1,035	812,817

			2,973,368

New Jersey - 3.2%	Camden County, New Jersey, Pollution Control Financing
	Authority, Solid Waste Resource Recovery, Revenue Refunding
	Bonds, AMT, Series B, 7.50%, 12/01/09	195	195,497
	New Jersey EDA, Retirement Community Revenue Bonds
	(Cedar Crest Village Inc. Facility), Series A, 7.25%,
	11/15/11 (e)	3,300	3,717,846
	New Jersey EDA, School Facilities Construction Revenue
	Bonds, Series O, 5.25%, 3/01/24	22,000	21,701,900
	New Jersey EDA, State Lease Revenue Bonds
	(State Office Buildings Projects), 6%, 6/15/10 (a)(e)	3,680	3,890,680
	New Jersey Health Care Facilities Financing Authority
	Revenue Bonds (South Jersey Hospital System), 6%,
	7/01/12 (e)	3,130	3,413,108
	New Jersey Health Care Facilities Financing Authority,
	Revenue Refunding Bonds (Capital Health System Inc.),
	Series A, 5.75%, 7/01/23	2,250	2,154,892
	New Jersey State Housing and Mortgage Finance Agency,
	M/F Housing Revenue Refunding Bonds, Series B, 6.25%,
	11/01/26 (g)	640	645,133
	New Jersey State Turnpike Authority, Turnpike Revenue
	Refunding Bonds, Series A, 5.75%, 1/01/10 (e)(j)	7,025	7,308,108
	New Jersey State Turnpike Authority, Turnpike Revenue
	Refunding Bonds, Series A, 5.75%, 1/01/18 (j)	2,975	3,016,323
	Tobacco Settlement Financing Corporation of New
	Jersey, Asset-Backed Revenue Bonds, 7%, 6/01/13 (e)	7,000	7,981,820

			54,025,307

New Mexico - 0.2%	New Mexico Mortgage Financing Authority, S/F Mortgage
	Program Revenue Bonds, AMT, Series D, 6.15%,
	7/01/35 (b)(c)(d)	2,640	2,698,872

BlackRock Municipal Bond Fund, Inc. - BlackRock National Municipal Fund

Schedule of Investments September 30, 2008 (Unaudited)		(Percentages shown are based on Net Assets)

		Par
	Municipal Bonds	(000)	Value

	Santa Fe County, New Mexico, Correctional System
	Revenue Bonds, 6%, 2/01/27 (g)	$ 250	$ 265,600

			2,964,472

New York - 6.8%	Long Island Power Authority, New York, Electric System
	Revenue Bonds, VRDN, Series N, 1.40%, 12/01/29 (g)(h)(i)	22,100	22,100,000
	New York City, New York, City IDA, Civic Facility Revenue
	Bonds (Special Needs Facilities Pooled Program),
	Series C-1, 6%, 7/01/12	2,590	2,506,369
	New York City, New York, City IDA, Special Facility
	Revenue Bonds (British Airways Plc Project), AMT,
	7.625%, 12/01/32	3,500	2,936,080
	New York City, New York, City Transitional Finance
	Authority, Building Aid Revenue Refunding Bonds,
	Series S-1, 5%, 1/15/34	10,000	9,202,900
	New York City, New York, GO, Refunding, Series A,
	6%, 5/15/10 (e)	6,540	6,972,032
	New York City, New York, GO, Refunding, Series A,
	6.25%, 5/15/10 (e)(l)	2,205	2,359,394
	New York City, New York, GO, Refunding, Series A,
	6%, 5/15/21 (l)	60	61,177
	New York City, New York, GO, Series B, 5.875%,
	8/01/10 (e)(j)	6,640	7,104,534
	New York City, New York, GO, Series B, 5.875%, 8/01/15 (j)	1,300	1,362,205
	New York State Dormitory Authority, Non-State Supported
	Debt, Revenue Refunding Bonds (Mount Sinai-NYU Medical
	Center Health System), Series A, 6.50%, 7/01/10 (e)	590	634,999
	New York State Dormitory Authority, Non-State Supported
	Debt, Revenue Refunding Bonds (Mount Sinai-NYU Medical
	Center Health System), Series A, 6.50%, 7/01/16	2,410	2,475,046
	New York State Dormitory Authority, Revenue Refunding
	Bonds (Mount Sinai Health), Series A, 6.50%, 7/01/25	1,680	1,694,062
	New York State Dormitory Authority, Revenue Refunding
	Bonds (State University Educational Facilities), Series A,
	7.50%, 5/15/13	3,000	3,485,610
	New York State Environmental Facilities Corporation,
	State Clean Water and Drinking Revenue Bonds
	(Revolving Funds), Series B, 5.875%, 1/15/19	1,360	1,402,418
	New York State Local Government Assistance
	Corporation, Revenue Refunding Bonds, Sub-Lien, VRDN,
	Series A-4V, 4.45%, 4/01/22 (g)(h)(i)	23,125	23,125,000
	Oneida County, New York, IDA Revenue Bonds (Civic
	Facility-Faxton Hospital), Series C, 6.625%, 1/01/15 (f)	2,285	2,381,427

BlackRock Municipal Bond Fund, Inc. - BlackRock National Municipal Fund

Schedule of Investments September 30, 2008 (Unaudited)		(Percentages shown are based on Net Assets)

		Par
	Municipal Bonds	(000)	Value

	Port Authority of New York and New Jersey,
	Consolidated Revenue Refunding Bonds, 153rd Series,
	5%, 7/15/38	$ 10,000	$ 9,326,000
	Suffolk County, New York, IDA, Civic Facility Revenue Bonds
	(Special Needs Facilities Pooled Program),
	Series D-1, 6%, 7/01/12	80	77,326
	Triborough Bridge and Tunnel Authority, New York,
	Subordinate Revenue Bonds, 5.125%, 11/15/26 (a)	5,000	4,870,150
	Westchester County, New York, IDA, Civic Facilities
	Revenue Bonds (Special Needs Facilities Pooled
	Program), Series E-1, 6%, 7/01/12	570	550,945
	Westchester County, New York, IDA, Continuing Care
	Retirement, Mortgage Revenue Bonds (Kendal on Hudson
	Project), Series A, 6.50%, 1/01/13 (e)	8,095	9,131,646

			113,759,320

North Carolina - 4.5%	Brunswick County, North Carolina, COP, 6%, 6/01/10 (e)(g)	920	980,895
	North Carolina Eastern Municipal Power Agency, Power
	System Revenue Bonds, Series D, 6.75%, 1/01/26	4,000	4,030,920
	North Carolina Eastern Municipal Power Agency, Power
	System Revenue Refunding Bonds, Series D, 6.70%,
	1/01/19 (o)	4,440	4,580,038
	North Carolina HFA, Home Ownership Revenue Bonds,
	AMT, Series 9-A, 5.80%, 1/01/20	3,800	3,842,218
	North Carolina Medical Care Commission, Health Care
	Facilities, First Mortgage Revenue Bonds (Presbyterian
	Homes Project), 6.875%, 10/01/10 (e)	2,500	2,710,250
	North Carolina Medical Care Commission, Health Care
	Facilities, First Mortgage Revenue Bonds (Presbyterian
	Homes Project), 5.50%, 10/01/31	3,000	2,525,220
	North Carolina Medical Care Commission, Health Care
	Facilities, First Mortgage Revenue Refunding Bonds
	(Presbyterian Homes Project), Series B, 5.20%, 10/01/21	2,500	2,231,775
	North Carolina Medical Care Commission, Health Care
	Facilities, First Mortgage Revenue Refunding Bonds
	(Salemtowne Project), 5.10%, 10/01/30	1,100	862,191
	North Carolina Medical Care Commission, Retirement
	Facilities, First Mortgage Revenue Bonds (Forest at Duke
	Project), 6.375%, 9/01/12 (e)	1,625	1,787,159
	North Carolina Medical Care Commission, Retirement
	Facilities, First Mortgage Revenue Bonds (Givens Estates
	Project), Series A, 6.50%, 7/01/13 (e)	2,500	2,832,700
	North Carolina Medical Care Commission, Retirement
	Facilities, First Mortgage Revenue Refunding Bonds
	(Forest at Duke Project), 5.125%, 9/01/32	5,000	4,176,350

BlackRock Municipal Bond Fund, Inc. - BlackRock National Municipal Fund

Schedule of Investments September 30, 2008 (Unaudited)		(Percentages shown are based on Net Assets)

		Par
	Municipal Bonds	(000)	Value

	North Carolina Medical Care Commission, Retirement
	Facilities, First Mortgage Revenue Refunding Bonds
	(Givens Estates Project), 5%, 7/01/33	$ 1,000	$ 810,220
	North Carolina Municipal Power Agency Number 1,
	Catawba Electric Revenue Refunding Bonds, Series B,
	6.375%, 1/01/13	500	521,470
	North Carolina Municipal Power Agency Number 1,
	Catawba Electric Revenue Refunding Bonds, Series B,
	6.375%, 1/01/13 (o)	1,080	1,126,375
	North Carolina Municipal Power Agency Number 1,
	Catawba Electric Revenue Refunding Bonds, Series B,
	6.50%, 1/01/20	5,000	5,123,700
	North Carolina Municipal Power Agency Number 1,
	Catawba Electric Revenue Refunding Bonds, Series B,
	6.50%, 1/01/20 (o)	2,500	2,561,850
	North Carolina State Educational Assistance Authority,
	Revenue Refunding Bonds (Guaranteed Student Loan),
	VRDN, AMT, Series A-1, 10%, 9/01/35 (a)(h)(i)	33,475	33,475,000
	Piedmont Triad Airport Authority, North Carolina, Airport
	Revenue Refunding Bonds, Series A, 6%, 7/01/09 (e)(g)	1,000	1,037,470
	Piedmont Triad Airport Authority, North Carolina, Airport
	Revenue Refunding Bonds, Series A, 6.375%, 7/01/09 (e)(g)	1,000	1,040,250

			76,256,051

Ohio - 2.0%	Buckeye Tobacco Settlement Financing Authority, Ohio,
	Tobacco Settlement Asset-Backed Bonds,
	Series A-2, 5.875%, 6/01/30	5,000	4,022,550
	Buckeye Tobacco Settlement Financing Authority, Ohio,
	Tobacco Settlement Asset-Backed Bonds,
	Series A-2, 5.75%, 6/01/34	7,000	5,417,440
	Lorain County, Ohio, Hospital Revenue Refunding Bonds
	(Catholic Healthcare Partners), Series C-2, 5%, 4/01/33 (g)	20,000	18,286,600
	Ohio State, HFA, Mortgage Revenue Refunding Bonds,
	AMT, Series C, 5.90%, 9/01/35 (c)(d)	4,540	4,554,029
	Port of Greater Cincinnati Development Authority, Ohio,
	Special Assessment Revenue Bonds (Cooperative Public
	Parking Infrastructure Project), 6.40%, 2/15/34	1,470	1,336,495

			33,617,114

Oregon - 0.1%	Forest Grove, Oregon, Campus Improvement Revenue
	Refunding Bonds (Pacific University), 6%, 5/01/10 (e)(f)	250	263,532
	Forest Grove, Oregon, Campus Improvement Revenue
	Refunding Bonds (Pacific University), 6.20%, 5/01/10 (e)(f)	250	264,305
	Oregon State Housing and Community Services Department,
	Mortgage Revenue Refunding Bonds (S/F Mortgage Program),
	AMT, Series A, 6.20%, 7/01/27	35	34,388

BlackRock Municipal Bond Fund, Inc. - BlackRock National Municipal Fund

Schedule of Investments September 30, 2008 (Unaudited)		(Percentages shown are based on Net Assets)

		Par
	Municipal Bonds	(000)	Value

	Oregon State Housing and Community Services Department,
	Mortgage Revenue Refunding Bonds
	(S/F Mortgage Program), Series A, 6.40%, 7/01/18	$ 50	$ 50,625
	Portland, Oregon, M/F Housing Authority Revenue Bonds
	(Lovejoy Station Apartments Project), AMT, 5.90%,
	7/01/23 (j)	500	482,025

			1,094,875

Pennsylvania - 3.7%	Allegheny County, Pennsylvania, IDA, Environmental
	Improvement Revenue Refunding Bonds, 5.50%, 11/01/16	3,640	3,431,064
	Allegheny County, Pennsylvania, Sanitation Authority,
	Sewer Revenue Bonds, 5.75%, 12/01/10 (e)(j)	2,220	2,380,439
	Bucks County, Pennsylvania, IDA, Retirement Community
	Revenue Bonds (Ann's Choice Inc.), Series A,
	6.125%, 1/01/25	1,760	1,482,219
	Delaware County, Pennsylvania, IDA, Revenue Refunding
	Bonds (Resource Recovery Facility), Series A,
	6.10%, 7/01/13	7,750	7,395,980
	Lancaster County, Pennsylvania, Hospital Authority
	Revenue Bonds (Brethren Village Project), Series A,
	6.25%, 7/01/26	1,160	1,056,864
	Lancaster County, Pennsylvania, Hospital Authority
	Revenue Bonds (Brethren Village Project), Series A,
	6.50%, 7/01/40	1,000	914,080
	Pennsylvania State Higher Educational Facilities
	Authority Revenue Bonds (University of Pennsylvania
	Medical Center Health System), Series A, 6%, 1/15/31	4,000	4,073,760
	Philadelphia, Pennsylvania, Authority for IDR,
	Commercial Development, 7.75%, 12/01/17	1,265	1,265,367
	Philadelphia, Pennsylvania, Redevelopment Authority
	Revenue Bonds (Neighborhood Transformation), Series A,
	5.30%, 4/15/26 (l)	36,210	34,224,606
	Sayre, Pennsylvania, Health Care Facilities Authority,
	Revenue Refunding Bonds (Guthrie Healthcare System),
	Series A, 5.875%, 12/01/11 (e)	3,915	4,270,521
	Sayre, Pennsylvania, Health Care Facilities Authority,
	Revenue Refunding Bonds (Guthrie Healthcare System),
	Series A, 5.875%, 12/01/31	1,085	1,024,045
	Susquehanna Area Regional Airport Authority,
	Pennsylvania, Airport System Revenue Bonds, AMT,
	Series A, 6.50%, 1/01/38	1,000	896,560

			62,415,505

Rhode Island - 0.5%	Rhode Island State Economic Development Corporation,
	Airport Revenue Bonds, Series B, 6%, 7/01/10 (e)(l)	6,815	7,279,170

BlackRock Municipal Bond Fund, Inc. - BlackRock National Municipal Fund

Schedule of Investments September 30, 2008 (Unaudited)		(Percentages shown are based on Net Assets)

		Par
	Municipal Bonds	(000)	Value

	Rhode Island State Economic Development Corporation
	Revenue Bonds (Providence Place Mall), 6.125%, 7/01/20 (f)	$ 1,000	$ 1,004,700

			8,283,870

South Carolina - 0.8%	Medical University Hospital Authority, South Carolina,
	Hospital Facilities Revenue Refunding Bonds, Series A,
	6.375%, 8/15/12 (e)	5,400	5,998,104
	Medical University Hospital Authority, South Carolina,
	Hospital Facilities Revenue Refunding Bonds, Series A,
	6.50%, 8/15/12 (e)	2,450	2,732,411
	South Carolina Jobs EDA, Residential Care Facilities
	Revenue Bonds (South Carolina Episcopal - Still Hopes
	Residence Project), Series A, 6.375%, 5/15/32	5,000	4,406,150

			13,136,665

South Dakota - 0.5%	South Dakota State Building Authority Revenue Bonds,
	5%, 6/01/33 (g)	10,000	9,189,600

Tennessee - 1.1%	Chattanooga, Tennessee, IDB, Lease Rent Revenue
	Bonds (Southside Redevelopment Corporation), 5.75%,
	10/01/17 (a)	4,485	4,654,488
	Chattanooga, Tennessee, IDB, Lease Rent Revenue
	Bonds (Southside Redevelopment Corporation), 5.75%,
	10/01/18 (a)	3,740	3,874,266
	Johnson City, Tennessee, Health and Educational Facilities
	Board, Retirement Facility Revenue Bonds (Appalachian
	Christian Village Project), Series A, 6.25%, 2/15/32	1,000	857,190
	Shelby County, Tennessee, Health, Educational and
	Housing Facility Board, Hospital Revenue Refunding
	Bonds (Methodist Healthcare), 6.50%, 9/01/12 (e)	7,300	8,177,679

			17,563,623

Texas - 12.4%	Austin, Texas, Convention Center Revenue Bonds
	(Convention Enterprises Inc.), First Tier, Series A, 6.60%,
	1/01/11 (e)	5,300	5,725,590
	Austin, Texas, Convention Center Revenue Bonds
	(Convention Enterprises Inc.), First Tier, Series A, 6.70%,
	1/01/11 (e)	2,300	2,489,658
	Austin, Texas, Revenue Bonds (Town Lake Community
	Events Center Venue), 6.20%, 11/15/09 (e)(l)	10,630	11,082,625
	Bexar County, Texas, Health Facilities Development
	Corporation, Revenue Refunding Bonds (Army
	Retirement Residence Project), 6.125%, 7/01/12 (e)	600	664,866
	Bexar County, Texas, Health Facilities Development
	Corporation, Revenue Refunding Bonds (Army
	Retirement Residence Project), 6.30%, 7/01/12 (e)	1,750	1,949,902

BlackRock Municipal Bond Fund, Inc. - BlackRock National Municipal Fund
Schedule of Investments September 30, 2008 (Unaudited)	(Percentages shown are based on Net Assets)

	Par
Municipal Bonds	(000)	Value

Brazos River Authority, Texas, PCR, Refunding (TXU Energy
Company Project), AMT, Series C, 5.75%, 5/01/36	$ 11,450	$ 10,566,174
Brazos River, Texas, Harbor Navigation District, Brazoria
County Environmental Revenue Refunding Bonds
(Dow Chemical Company Project), AMT, Series A-7, 6.625%,
5/15/33	3,700	3,504,677
Central Texas Housing Finance Corporation, S/F
Mortgage Revenue Bonds (GNMA Mortgage Program),
AMT, 8.20%, 6/28/17 (d)(k)	370	381,522
Dallas-Fort Worth, Texas, International Airport Facility
Improvement Corporation, Revenue Bonds (Learjet Inc.),
AMT, Series A-1, 6.15%, 1/01/16	3,620	3,297,060
Dallas-Fort Worth, Texas, International Airport Facility
Improvement Corporation, Revenue Refunding Bonds
(American Airlines, Inc.), AMT, 5.50%, 11/01/30	5,000	2,338,550
Dallas-Fort Worth, Texas, International Airport Revenue
Bonds, AMT, Series A, 6%, 11/01/24 (l)	30,000	27,782,700
Gregg County, Texas, Health Facilities Development
Corporation, Hospital Revenue Bonds (Good Shepherd
Medical Center Project), 6.375%, 10/01/10 (e)(f)	3,500	3,784,445
Gregg County, Texas, Health Facilities Development
Corporation, Hospital Revenue Bonds (Good Shepherd
Medical Center Project), 6.875%, 10/01/10 (e)(f)	1,000	1,090,860
Gulf Coast Waste Disposal Authority, Texas, Revenue
Refunding Bonds (International Paper Company), AMT,
Series A, 6.10%, 8/01/24	5,465	4,757,501
HFDC of Central Texas, Inc., Retirement Facilities
Revenue Bonds, Series A, 5.75%, 11/01/36	2,255	1,727,127
HFDC of Central Texas, Inc., Retirement Facilities
Revenue Bonds (Village at Gleannloch Farms),
Series A, 5.50%, 2/15/37	1,850	1,363,228
Houston, Texas, Airport System, Special Facilities Revenue
Bonds (Continental Airlines), AMT, Series E, 7%, 7/01/29	6,000	5,006,760
Kerrville, Texas, Health Facilities Development
Corporation, Hospital Revenue Bonds (Sid Peterson
Memorial Hospital Project), 5.25%, 8/15/21	4,000	3,597,080
Matagorda County, Texas, Port of Bay City Authority
Revenue Bonds (Hoechst Celanese Corp. Project), AMT,
6.50%, 5/01/26	7,350	6,456,020
North Texas Tollway Authority, System Revenue Refunding
Bonds, Second Tier, Series F, 6.125%, 1/01/31	40,000	38,379,200

20

BlackRock Municipal Bond Fund, Inc. - BlackRock National Municipal Fund

Schedule of Investments September 30, 2008 (Unaudited)		(Percentages shown are based on Net Assets)

		Par
	Municipal Bonds	(000)	Value

	Red River, Texas, Education Finance Revenue Bonds
	(Saint Mark's School-Texas Project), 6%, 2/15/10 (e)	$ 1,000	$ 1,046,780
	Southeast Texas Housing Finance Corporation, Revenue
	Bonds, AMT, Series B, 8.50%, 11/01/25 (b)(d)	120	121,825
	South Plains, Texas, Housing Finance Corporation, S/F
	Mortgage Revenue Bonds, AMT, Series A, 7.30%,
	9/01/31 (c)(d)	755	763,418
	Tarrant County, Texas, Cultural Education Facilities
	Financing Corporation, Retirement Facilities Revenue
	Refunding Bonds (Northwest Senior Housing - Edgemere
	Project), Series A, 6%, 11/15/26	2,200	1,955,184
	Tarrant County, Texas, Cultural Education Facilities
	Financing Corporation, Retirement Facilities Revenue
	Refunding Bonds (Northwest Senior Housing - Edgemere
	Project), Series A, 6%, 11/15/36	3,000	2,564,910
	Texas State Affordable Housing Corporation, S/F Mortgage
	Revenue Bonds (Fire Fighter and Law Enforcement or
	Security Officer Home Loan Program), AMT, Series C,
	5.45%, 12/01/39 (b)(c)(d)	4,799	4,301,324
	Texas State Affordable Housing Corporation, S/F Mortgage
	Revenue Bonds (Professional Educators Home Loan Program),
	AMT, Series A-1, 5.50%, 12/01/39 (b)(c)(d)	6,143	5,622,624
	Texas State Public Finance Authority, Building Revenue
	Bonds (General Services Commission Project),
	Series A, 6%, 2/01/10 (e)(g)	2,100	2,196,558
	Texas State Public Finance Authority, Building Revenue
	Bonds (State Preservation Project), Series B, 6%,
	8/01/09 (e)(g)	1,000	1,030,540
	Texas State Turnpike Authority, Central Texas Turnpike
	System Revenue Bonds, First Tier, Series A, 5.75%,
	8/15/38 (a)	45,000	43,563,150
	Upper Trinity Regional Water District, Texas, Water
	Revenue Bonds (Regional Treated Water Supply System),
	Series A, 6%, 8/01/10 (e)(l)	4,930	5,229,645
	Webster, Texas, GO, COP, Series A, 6%, 3/01/10 (e)(g)	1,500	1,572,885
	Webster, Texas, GO, COP, Series A, 6%, 3/01/21 (g)	805	831,251
	West Central Texas Regional Housing Finance Corporation, S/F
	Mortgage Revenue Bonds (Mortgage-Backed Securities
	Program), AMT, Series A, 5.35%, 12/01/39 (b)(c)(d)	1,194	1,065,666

			207,811,305

Utah - 0.0%	Utah State, HFA, S/F Mortgage Revenue Refunding
	Bonds, AMT, Series C, Class III, 5.50%, 1/01/18	640	647,206

Virginia - 0.7%	Albemarle County, Virginia, IDA, Residential Care
	Facilities, Mortgage Revenue Refunding Bonds
	(Westminster-Canterbury), 5%, 1/01/24	2,750	2,422,255

BlackRock Municipal Bond Fund, Inc. - BlackRock National Municipal Fund

Schedule of Investments September 30, 2008 (Unaudited)		(Percentages shown are based on Net Assets)

		Par
	Municipal Bonds	(000)	Value

	Chesterfield County, Virginia, IDA, PCR, Refunding (Virginia
	Electric and Power Company), Series B, 5.875%, 6/01/17	$ 2,425	$ 2,484,073
	Fairfax County, Virginia, EDA, Residential Care
	Facilities, Mortgage Revenue Refunding Bonds (Goodwin
	House, Inc.), 5.125%, 10/01/37	3,250	2,574,812
	Norfolk, Virginia, Redevelopment and Housing Authority,
	First Mortgage Revenue Bonds (Retirement Community),
	Series A, 6%, 1/01/25	500	430,990
	Norfolk, Virginia, Redevelopment and Housing Authority,
	First Mortgage Revenue Bonds (Retirement Community),
	Series A, 6.125%, 1/01/35	1,100	922,988
	Watkins Centre Community Development Authority,
	Virginia, Revenue Bonds, 5.40%, 3/01/20	2,500	2,179,975

			11,015,093

Washington - 1.1%	Central Puget Sound Regional Transportation Authority,
	Washington, Sales and Use Tax Revenue Bonds, Series A,
	5%, 11/01/34	10,000	9,350,500
	Port of Seattle, Washington, Special Facilities Revenue
	Bonds, Series A, 6%, 3/01/10 (e)(j)	3,000	3,174,720
	Seattle, Washington, Housing Authority Revenue Bonds
	(Newholly Project), AMT, 6.25%, 12/01/35	2,750	2,445,850
	Seattle, Washington, Housing Authority Revenue Bonds
	(Replacement Housing Project), 6.125%, 12/01/32	4,620	4,166,270

			19,137,340

Wisconsin - 0.6%	Wisconsin Housing and EDA, Home Ownership Revenue
	Bonds, AMT, Series C, 6%, 9/01/36	815	809,328
	Wisconsin State, GO, AMT, Series B, 6.20%, 11/01/26 (j)	1,065	1,079,250
	Wisconsin State Health and Educational Facilities Authority
	Revenue Bonds (SynergyHealth Inc.), 6%, 11/15/23	5,655	5,416,246
	Wisconsin State Health and Educational Facilities Authority
	Revenue Bonds (SynergyHealth Inc.), 6%, 11/15/32	3,700	3,355,123

			10,659,947

Puerto Rico - 1.2%	Puerto Rico Commonwealth, GO, Refunding, Sub-Series C-7,
	6%, 7/01/27 (j)	6,890	6,752,613
	Puerto Rico Commonwealth Highway and Transportation
	Authority, Transportation Revenue Bonds, 5.75%, 7/01/22	8,045	7,820,947
	Puerto Rico Commonwealth Infrastructure Financing
	Authority, Special Tax CABS, Series A, 4.917%, 7/01/30 (l)	19,200	4,626,816
	Puerto Rico Commonwealth, Public Improvement, GO,
	Refunding, 5.70%, 7/01/20 (j)(p)	785	790,731

			19,991,107

BlackRock Municipal Bond Fund, Inc. - BlackRock National Municipal Fund

Schedule of Investments September 30, 2008 (Unaudited)		(Percentages shown are based on Net Assets)

		Par
	Municipal Bonds	(000)	Value

U.S. Virgin Islands -	Virgin Islands Government Refinery Facilities, Revenue
0.5%	Refunding Bonds (Hovensa Coker Project), AMT, 6.50%,
	7/01/21	$ 8,000	$ 7,587,680

	Total Municipal Bonds - 92.7%		1,554,461,227

	Municipal Bonds Transferred to
	Tender Option Bond Trusts (q)

Florida - 0.8%	Lee County, Florida, Airport Revenue Bonds, AMT, Series
	A, 6%, 10/01/29 (g)	14,000	13,204,100

New York - 1.7%	New York State Environmental Facility Corporation, State
	Clean Water & Drinking Revolving Municipal Water,
	5%, 6/15/28	30,000	28,798,800

South Carolina - 2.2%	South Carolina State Ports Authority, Ports Revenue Bonds,
	AMT, 5.30%, 7/01/26 (g)	41,215	37,251,285

Texas - 2.0%	Houston, Texas, Airport System Revenue Refunding
	Bonds, Sub-Lien, AMT, Series A, 5.50%, 7/01/23 (g)	15,000	13,549,200
	Houston, Texas, Combined Utility System, First Lien Revenue
	Refunding Bonds, Series A, 5.125%, 5/15/28 (j)	20,000	19,174,800

			32,724,000

Puerto Rico - 0.2%	Puerto Rico Industrial, Tourist, Educational, Medical and
	Environmental Control Facilities Revenue Bonds (Hospital de
	la Concepcion), Series A, 6.125%, 11/15/30	4,000	4,020,880

	Total Municipal Bonds Transferred to
	Tender Option Bond Trusts - 6.9%		115,999,065

	Total Long-Term Investments
	(Cost - $1,767,091,332) - 99.6%		1,670,460,292

	Short-Term Securities	Shares

	Merrill Lynch Institutional Tax-Exempt Fund,
	5.29% (r)(s)	79,123,245	79,123,245

	Total Short-Term Securities
	(Cost - $79,123,245) - 4.7%		79,123,245

	Total Investments (Cost - $1,846,214,577*) - 104.3%		1,749,583,537
	Liabilities in Excess of Other Assets - (0.6)%		(9,736,448)
	Liability for Trust Certificates,
	Including Interest Expense and Fees Payable - (3.7)%		(62,572,175)

	Net Assets - 100.0%		$ 1,677,274,914

*	The cost and unrealized appreciation (depreciation) of investments as of September 30, 2008, as computed for federal income tax purposes, were as follows:

Aggregate cost	$ 1,786,357,462

Gross unrealized appreciation	$ 18,428,983
Gross unrealized depreciation	(117,307,908)

Net unrealized depreciation	$ (98,878,925)

BlackRock Municipal Bond Fund, Inc. - BlackRock National Municipal Fund

Schedule of Investments September 30, 2008 (Unaudited)

(a)	AMBAC Insured.

(b)	FHLMC Collateralized.

(c)	FNMA Collateralized.

(d)	GNMA Collateralized.

(e)	U.S. government securities, held in escrow, are used to pay interest on this security as well as to retire the bond in full at the date indicated, typically at a premium to par.

(f)	Radian Insured.

(g)	FSA Insured.

(h)	Security may have a maturity of more than one year at the time of issuance, but has variable rate and demand features that qualify it as a short-term security.

(i)	Variable rate security. Rate shown is as of report date. Maturity shown is the final maturity date.

(j)	MBIA Insured.

(k)	FHA Insured.

(l)	FGIC Insured.

(m)	XL Capital Insured.

(n)	Assured Guaranty Insured.

(o)	ACA Insured.

(p)	Represents a zero coupon bond. Rate shown reflects the effective yield at the time of purchase.

(q)	Securities represent bonds transferred to a tender option bond trust in exchange for which the Fund acquired residual interest certificates. These securities serve as collateral in a financing transaction.

(r)	Investments in companies considered to be an affiliate of the Fund, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, were as follows:

	Affiliate	Net Activity	Income

	Merrill Lynch Institutional
	Tax-Exempt Fund	(93,012,454)	$ 800,247

(s)	Represents the current yield as of report date.

BlackRock Municipal Bond Fund, Inc. - BlackRock National Municipal Fund

Schedule of Investments September 30, 2008 (Unaudited)

Effective July 1, 2008, the Fund adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157, "Fair Value Measurements" ("FAS 157"). FAS 157 clarifies the definition of fair value, establishes

a	framework for measuring fair values and requires additional disclosures about the use of fair value measurements. Various inputs are used in determining the fair value of investments, which are as follows:

? Level 1 - price quotations in active markets/exchanges for identical securities

? Level 2 - other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, and default rates) or other market-corroborated inputs) ? Level 3 - unobservable inputs based on the best information available in the circumstance, to the extent observable inputs are not available (including the Fund's own assumption used in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For information about the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent financial statements as contained in its annual report.

The following table summarizes the inputs used as of September 30, 2008 in determining the fair valuation of the Fund's investments:

Valuation	Investments in
Inputs	Securities

Level 1	$ 79,123,245
Level 2	1,670,460,292
Level 3	-

Total	$ 1,749,583,537

BlackRock Municipal Bond Fund, Inc. - BlackRock Short-Term Municipal Fund

Schedule of Investments September 30, 2008 (Unaudited)		(Percentages shown are based on Net Assets)

		Par
State	Municipal Bonds	(000)	Value

Alabama - 2.4%	Huntsville, Alabama, GO, Refunding, Series A,
	5.25%, 2/01/09 (a)	$ 8,095	$ 8,173,926

Arizona - 2.0%	Yavapai County, Arizona, IDA, Solid Waste Disposal Revenue
	Bonds (Waste Management Inc. Project), AMT,
	4%, 6/01/27	7,000	6,777,050

California - 4.2%	California State, Economic Recovery, GO, Series A,
	5.25%, 1/01/10	5,000	5,167,100
Los Angeles County, California, Metropolitan Transportation
Authority, Sales Tax Revenue Refunding Bonds, Proposition C,
	VRDN, Second Senior Series A, 8.50%, 7/01/20 (b)(c)(d)	4,000	4,000,000
San Francisco, California, City and County, GO, Refunding,
	Series R1, 5%, 6/15/11	5,000	5,260,700

			14,427,800

Colorado - 2.1%	Denver, Colorado, City and County Airport, Revenue
	Refunding Bonds, AMT, Sub-Series A1, 5%, 11/15/09	7,000	7,088,480

Delaware - 3.1%	Delaware State, GO, Refunding, 5%, 3/01/11	10,000	10,513,600

District of Columbia - 1.4%	Metropolitan Washington Airports Authority, D.C., Airport
	System Revenue Refunding Bonds, AMT, Series A,
	5%, 10/01/10 (e)	4,665	4,721,027

Florida - 7.9%	Florida Hurricane Catastrophe Fund Financing Corporation
	Revenue Bonds, Series A, 5%, 7/01/10	7,000	7,099,890
	Florida State Turnpike Authority, Turnpike Revenue
	Refunding Bonds, Series A, 5%, 7/01/10	3,000	3,111,990
Miami-Dade County, Florida, Educational Facilities Authority
	Revenue Bonds (University of Miami), Series A, 5.75%,
	4/01/10 (e)(f)	2,020	2,135,382
Orange County, Florida, Tourist Development, Tax Revenue
	Bonds, 5.50%, 10/01/09 (e)(f)	14,195	14,639,871

			26,987,133

Georgia - 1.2%	Burke County, Georgia, Development Authority, PCR
(Georgia Power Company Vogtle Project), 5th Series, 4.375%,
	10/01/32	4,000	4,030,960

Illinois - 1.6%	Illinois Educational Facilities Authority, Revenue Refunding
	Bonds (University of Chicago), Series A,
	5.25%, 7/01/11 (f)	5,000	5,345,050

Indiana - 1.8%	Indiana Bond Bank Revenue Bonds (State Revolving Fund),
	Series B, 5.30%, 8/01/10 (f)	4,750	5,024,787
Indiana Health Facilities Financing Authority Revenue Bonds
	(Ascension Health Credit Group), Series A3, 5%, 11/01/27	1,000	1,029,180

			6,053,967

Portfolio Abbreviations

To simplify the listings of portfolio holdings in the Schedule of Investments, the names of many of the securities have been abbreviated according to the list below.

AMT	Alternative Minimum Tax (subject to)	IDA	Industrial Development Authority
COP	Certificates of Participation	M/F	Multi-Family
EDR	Economic Development Revenue Bonds	PCR	Pollution Control Revenue Bonds
GO	General Obligation Bonds	VRDN	Variable Rate Demand Notes
HFA	Housing Finance Agency

1

BlackRock Municipal Bond Fund, Inc. - BlackRock Short-Term Municipal Fund

Schedule of Investments September 30, 2008 (Unaudited)		(Percentages shown are based on Net Assets)

		Par
State	Municipal Bonds	(000)	Value

Louisiana - 1.2%	Louisiana Public Facilities Authority Revenue Bonds
	(CHRISTUS Health Project), VRDN, Series C,
	9.75%, 7/01/47 (b)(c)(d)	$ 4,000	$ 4,000,000

Maryland - 1.2%	Maryland State, GO (State and Local Facilities Loan of 2008),
	Second Series, 5%, 7/15/11	3,815	4,028,106

Massachusetts - 2.4%	Massachusetts State Health and Educational Facilities
	Authority, Revenue Refunding Bonds (Partners Healthcare
	System), Series C, 5.75%, 7/01/11 (f)	7,600	8,222,060

Michigan - 2.8%	Detroit, Michigan, Water Supply System Revenue Bonds,
	Second Lien, Series B, 5.50%, 7/01/11 (f)(g)	5,000	5,362,750
Michigan State Trunk Line Fund, Revenue Refunding Bonds,
	Series B, 5%, 9/01/10 (a)	4,120	4,289,167

			9,651,917

Minnesota - 1.9%	Minneapolis and Saint Paul, Minnesota, Metropolitan Airports
Commission, Airport Revenue Bonds, AMT, Series B, 5.50%,
	1/01/10 (g)	2,620	2,655,344
	Minnesota State, GO, 5%, 8/01/11	3,675	3,878,999

			6,534,343

Missouri - 1.1%	Missouri State Health and Educational Facilities Authority,
	Revenue Refunding Bonds (Ascension Health), VRDN,
	Series C-5, 3.50%, 11/15/09 (b)(c)	3,780	3,766,279

Nebraska - 0.6%	Central Plains Energy Project, Nebraska, Revenue Bonds (Gas
	Project Number 1), VRDN, 2.193%, 12/01/10 (b)(c)	2,500	2,209,375

Nevada - 3.1%	Clark County, Nevada, EDR (Alexander Dawson School of
	Nevada Project), 5.50%, 5/15/09 (f)	7,500	7,719,900
Truckee Meadows, Nevada, Water Authority, Water Revenue
	Bonds, Series A, 5.125%, 7/01/11 (a)(f)	2,590	2,736,361

			10,456,261

New Jersey - 3.0%	New Jersey Building Authority, State Building Revenue
	Refunding Bonds, Series B, 5.25%, 12/15/10 (e)	4,790	5,013,789
	New Jersey State Turnpike Authority, Turnpike Revenue
	Refunding Bonds, Series A, 5.75%, 1/01/10 (d)(f)	5,000	5,201,500

			10,215,289

New York - 9.3%	Metropolitan Transportation Authority, New York, Dedicated Tax
	Fund Revenue Bonds, Series A, 5.875%, 4/01/10 (f)(g)	5,000	5,251,900
	Metropolitan Transportation Authority, New York,
	Transportation Revenue Bonds, VRDN, Series B, 5%,
	11/15/11 (b)(c)	4,000	4,177,560
	New York City, New York, GO, Refunding, Series B,
	5.25%, 8/01/11	4,000	4,189,000
	New York State Dormitory Authority Revenue Refunding
	Bonds, Series B, 5.25%, 11/15/23	6,000	6,207,060
New York State Urban Development Corporation, Personal
	Income Tax Revenue Bonds, Series C, 5%, 3/15/10	7,705	7,968,434
	Tobacco Settlement Financing Corporation of New York,
	Asset-Backed Revenue Refunding Bonds, Series B,
	4%, 6/01/09	4,000	4,035,720

			31,829,674

North Carolina - 1.3%	Mecklenburg County, North Carolina, GO, Series B,
	4%, 2/01/10	3,000	3,063,690

2

BlackRock Municipal Bond Fund, Inc. - BlackRock Short-Term Municipal Fund

Schedule of Investments September 30, 2008 (Unaudited)		(Percentages shown are based on Net Assets)

		Par
State	Municipal Bonds	(000)	Value

	North Carolina, HFA, M/F Housing Revenue Bonds (Cedar
	Hills Apartments LLC), VRDN, AMT, 3.70%, 1/01/38 (b)(c)	$ 1,240	$ 1,238,289

			4,301,979

Ohio - 4.8%	Ohio State Building Authority, State Facilities Revenue Bonds
	(Administrative Building Fund Projects), Series A, 5.375%,
	10/01/08 (f)	4,400	4,444,220
	Ohio State, Common Schools, GO, Series A, 5%, 3/15/11	3,875	4,065,262
Ohio State Water Development Authority, Pollution Control
	Facilities, Revenue Refunding Bonds (FirstEnergy Nuclear
	Generation), VRDN, Series B, 3.375%, 10/01/33 (b)(c)	8,000	8,000,000

			16,509,482

Oklahoma - 1.3%	Oklahoma Transportation Authority, Turnpike System
	Revenue Refunding Bonds, Second Senior Series A,
	5%, 1/01/10 (e)	4,160	4,287,338

Oregon - 0.5%	Oregon State Department of Administrative Services, COP,
	Refunding, Series A, 5%, 5/01/11 (a)	1,725	1,805,230

Pennsylvania - 6.1%	Bethlehem, Pennsylvania, Area School District, GO,
	Refunding, Series A, 5%, 9/01/10 (d)	4,000	4,145,000
Buck County, Pennsylvania, IDA, Solid Waste Revenue Bonds
	(Waste Management, Inc. Project), VRDN, AMT, 3.90%,
	2/01/10 (b)(c)	2,670	2,618,549
	Pennsylvania State, GO, Refunding, Third Series,
	5%, 7/01/09	5,000	5,104,150
Pennsylvania State Higher Educational Facilities Authority
	Revenue Bonds, Series AH, 4%, 6/15/11	3,650	3,737,636
University of Pittsburgh, Pennsylvania, The Commonwealth
	System of Higher Education, Revenue Refunding Bonds
	(Pittsburgh Asset Notes-Panthers), 5%, 8/01/10	5,000	5,215,750

			20,821,085

Rhode Island - 0.3%	Rhode Island State and Providence Plantations, GO,
	Refunding (Consolidated Capital Development Loan),
	5%, 7/15/11	1,000	1,050,910

South Carolina - 2.0%	Aiken County, South Carolina, Consolidated School District,
	GO, Refunding, 5%, 3/01/09	4,590	4,643,749
	Hilton Head Island, South Carolina, Public Facility
	Corporation, COP (Beach Preservation Fee Pledge),
	5%, 8/01/09 (d)	2,240	2,288,989

			6,932,738

Tennessee - 1.2%	Tennessee Energy Acquisition Corporation, Gas Revenue
	Bonds, Series A, 5%, 9/01/09	4,000	3,927,520

Texas - 14.9%	Austin, Texas, Independent School District, GO, Refunding,
	5.25%, 8/01/09	3,980	4,079,221
	Harris County, Texas, Health Facilities Development
	Corporation, Revenue Refunding Bonds (Saint Luke's
	Episcopal Hospital), Series A, 5.375%, 8/15/11 (f)	5,500	5,840,835
Harris County, Texas, Toll Road Revenue Refunding Bonds,
	Series B-2, 5%, 8/15/21 (b)(g)	5,000	5,073,200
	Matagorda County, Texas, Navigation District Number 1,
PCR, Refunding (AEP Texas Central Company Project), VRDN,
	5.125%, 6/01/11 (b)(c)	5,000	5,032,450

3

BlackRock Municipal Bond Fund, Inc. - BlackRock Short-Term Municipal Fund

Schedule of Investments September 30, 2008 (Unaudited)		(Percentages shown are based on Net Assets)

		Par
State	Municipal Bonds	(000)	Value

Montgomery County, Texas, Unlimited Tax Adjustable Rate
	Road, GO, Series B, 5%, 3/01/28 (a)(b)	$ 5,000	$ 4,969,250
North Texas Tollway Authority, System Revenue Refunding
	Bonds, First Tier, VRDN, Series E-1, 5%, 1/01/10 (b)(c)	7,000	7,039,130
San Antonio, Texas, Electric and Gas Revenue Bonds, Junior
	Lien, VRDN, 3.625%, 12/01/27 (b)(c)	5,000	5,014,450
Spring, Texas, Independent School District, GO, Series A, 5%,
	8/15/29 (a)	4,000	4,045,080
	Tarrant County, Texas, Cultural Education Facilities
	Financing Corporation, Revenue Refunding Bonds (Texas
	Health Resources), Series A, 5%, 2/15/11	4,275	4,375,634
	University of Texas, Financing System Revenue Refunding
	Bonds, Series B, 5%, 8/15/10	5,000	5,205,000

			50,674,250

Utah - 1.5%	Intermountain Power Agency, Utah, Power Supply Revenue
	Bonds, VRDN, Series E, 3%, 7/01/14 (b)(c)	5,000	4,983,800

Washington - 3.9%	Energy Northwest, Washington, Electric Revenue Refunding
	Bonds (Columbia Generating Station), Series A,
	5.25%, 7/01/09 (e)	9,940	10,153,511
	Tacoma, Washington, Electric System Revenue Refunding
	Bonds, Series A, 5.625%, 1/01/11 (a)(f)	2,900	3,098,824

			13,252,335

Wisconsin - 2.1%	Wisconsin Public Power Inc., Power Supply System, Revenue
	Refunding Bonds, Series A, 5.25%, 7/01/10 (d)	7,070	7,332,651

	Total Municipal Bonds (Cost - $320,336,527) - 94.2%		320,911,615

	Short-Term Securities	Shares

	Merrill Lynch Institutional Tax-Exempt Fund, 5.29% (h)(i)	16,800,000	16,800,000

	Total Short-Term Securities (Cost - $16,800,000) - 4.9%		16,800,000

	Total Investments (Cost - $337,136,527*) - 99.1%		337,711,615
	Other Assets Less Liabilities - 0.9%		3,048,069

	Net Assets - 100.0%	$ 340,759,684

*	The cost and unrealized appreciation (depreciation) of investments as of September 30, 2008, as computed for federal income tax purposes, were as follows:

Aggregate cost	$ 337,136,527

Gross unrealized appreciation	$ 1,916,757
Gross unrealized depreciation	(1,341,669)

Net unrealized appreciation	$ 575,088

(a)	FSA Insured.

(b)	Variable rate security. Rate shown is as of report date. Maturity shown is the final maturity date.

(c)	Security may have a maturity of more than one year at the time of issuance, but has variable rate and demand features that qualify it as a short-term security.

(d)	MBIA Insured.

(e)	AMBAC Insured.

(f)	U.S. government securities, held in escrow, are used to pay interest on this security as well as to retire the bond in full at the date indicated, typically at a premium to par.

(g)	FGIC Insured.

4

BlackRock Municipal Bond Fund, Inc. - BlackRock Short-Term Municipal Fund

Schedule of Investments September 30, 2008 (Unaudited)

(h)	Investments in companies considered to be an affiliate of the Fund, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, were as follows:

Affiliate	Net Activity	Income

Merrill Lynch Institutional Tax-Exempt Fund	7,587,946	$ 99,608

(i) Represents the current yield as of report date.

  Effective July 1, 2008, the Fund adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157, "Fair Value Measurements" ("FAS 157"). FAS 157 clarifies the definition of fair value, establishes a framework for measuring fair values and requires additional disclosures about the use of fair value measurements.
  Various inputs are used in determining the fair value of investments, which are as follows:
  Level 1 - price quotations in active markets/exchanges for identical securities
  Level 2 - other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, and default rates) or other market-corroborated inputs)
  Level 3 - unobservable inputs based on the best information available in the circumstance, to the extent observable inputs are not available (including the Fund's own assumption used in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For information about the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent financial statements as contained in its annual report.

The following table summarizes the inputs used as of September 30, 2008 in determining the fair valuation of the Fund's investments:

Valuation	Investments in
Inputs	Securities

Level 1	$ 16,800,000
Level 2	320,911,615
Level 3	-

Total	$ 337,711,615

5

Item 2 – Controls and Procedures

2(a) – The registrant’s principal executive and principal financial officers or persons performing similar functions have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the
“1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended.

2(b) – There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3 – Exhibits

Certifications – Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment
Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock Municipal Bond Fund, Inc.

By: /s/ Donald C. Burke
Donald C. Burke
Chief Executive Officer of
BlackRock Municipal Bond Fund, Inc.

Date: November 24, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment
Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/ Donald C. Burke
Donald C. Burke
Chief Executive Officer (principal executive officer) of
BlackRock Municipal Bond Fund, Inc.

Date: November 24, 2008

By: /s/ Neal J. Andrews
Neal J. Andrews
Chief Financial Officer (principal financial officer) of
BlackRock Municipal Bond Fund, Inc.

Date: November 24, 2008